CSMC 2021-NQM6 Trust ABS-15G

Exhibit 99.12

Exception Grades

Run Date - 9/16/2021 12:39:06 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
208735290	[redacted]	[redacted]		15202482			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		The title commitment in file was illegible				Reviewer Comment (2019-12-06): Seller provided a legible copy of the title commitment	12/06/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735290	[redacted]	[redacted]		15202762			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided						Reviewer Comment (2019-12-06): Seller provided a legible copy of the title commitment	12/06/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735290	[redacted]	[redacted]		15294747			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file was missing a secondary valuation required for securitization purposes				Reviewer Comment (2019-12-12): A desk review was obtained supporting the appraised value	12/12/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735291	[redacted]	[redacted]		15225541			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided		The title commitment in file was illegible				Reviewer Comment (2019-12-06): Seller provided a legible copy of the title commitment	12/06/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735291	[redacted]	[redacted]		15225663			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2019-12-06): Seller provided a legible copy of the title commitment	12/06/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735291	[redacted]	[redacted]		15294754			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file was missing a secondary valuation required for securitization purposes				Reviewer Comment (2019-12-12): A desk review was obtained supporting the appraised value	12/12/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735292	[redacted]	[redacted]		15231368			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided		The title commitment in file was illegible				Reviewer Comment (2019-12-06): Seller provided a legible copy of the title commitment	12/06/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735292	[redacted]	[redacted]		15231492			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		The file was missing a copy of the final title policy.				Reviewer Comment (2019-12-06): Seller provided a legible copy of the title commitment	12/06/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735292	[redacted]	[redacted]		15294758			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file was missing a secondary valuation required for securitization purposes				Reviewer Comment (2019-12-12): A desk review was obtained supporting the appraised value	12/12/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735292	[redacted]	[redacted]		15352092			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2019-12-12): Seller provided a copy of the final title policy	12/12/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735292	[redacted]	[redacted]		15352112			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title commitment provided disclosed title insurance less than the loan amount. Provide a revised title commitment, the final title policy, or an addendum to the title commitment confirming sufficient title insurance coverage				Reviewer Comment (2019-12-12): Seller provided a copy of the final title policy	12/12/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735294	[redacted]	[redacted]		15238017			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided		Copy provided but not legible				Reviewer Comment (2019-12-06): Seller provided a legible copy of the title commitment	12/06/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735294	[redacted]	[redacted]		15238730			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2019-12-06): Seller provided a legible copy of the title commitment	12/06/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735294	[redacted]	[redacted]		15294765			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		Desk top review is not acceptable for securitizations				Reviewer Comment (2019-12-12): A desk review was obtained supporting the appraised value	12/12/2019			1	A		KS	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
208735297	[redacted]	[redacted]		15237090			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument not provided						Reviewer Comment (2019-12-12): Seller provided a copy of the security instrument	12/12/2019			1	A		VA	Investment	Refinance - Cash-out - Other		D	A	D	A			C	A			No
208735297	[redacted]	[redacted]		15237122			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided						Reviewer Comment (2019-12-12): Seller provided a copy of the guaranty agreement	12/12/2019			1	A		VA	Investment	Refinance - Cash-out - Other		D	A	D	A			C	A			No
208735297	[redacted]	[redacted]		15237125			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided						Reviewer Comment (2019-12-12): Seller provided a copy of the note	12/12/2019			1	A		VA	Investment	Refinance - Cash-out - Other		D	A	D	A			C	A			No
208735297	[redacted]	[redacted]		15237134			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided						Reviewer Comment (2019-12-12): Seller provided a copy of the rider to the security instrument	12/12/2019			1	A		VA	Investment	Refinance - Cash-out - Other		D	A	D	A			C	A			No
208735297	[redacted]	[redacted]		15237600			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file was missing a secondary valuation required for securitization purposes				Reviewer Comment (2019-12-12): A desk review was obtained supporting the appraised value	12/12/2019			1	A		VA	Investment	Refinance - Cash-out - Other		D	A	D	A			C	A			No
208735297	[redacted]	[redacted]		15253161			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2019-12-12): Seller provided a copy of the HUD	12/12/2019			1	A		VA	Investment	Refinance - Cash-out - Other		D	A	D	A			C	A			No
208735297	[redacted]	[redacted]		15278991			Credit	Credit	Credit Documentation	Credit	A credit report was not pulled for all members of the borrowing entity as required by guidelines.	-	Missing credit scores for second guarantor. All borrowers/guarantor(s) must have a credit score.				Reviewer Comment (2019-12-12): Seller provided a copy of the note and guaranty agreement and there was only one guarantor on the loan	12/12/2019			1	A		VA	Investment	Refinance - Cash-out - Other		D	A	D	A			C	A			No
208735328	[redacted]	[redacted]		15295637			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file was missing a secondary valuation required for securitization purposes				Reviewer Comment (2019-12-12): A desk review was obtained supporting the appraised value	12/12/2019			1	A		NJ	Investment	Refinance - Cash-out - Other		C	B	A	B			C	A			No
208735328	[redacted]	[redacted]		15505030			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Appraisal states the subject is not in a flood zone; however the flood cert confirmed the property is in a flood zone. Provide a corrected appraisal identifying the correct flood zone.	The representative FICO score exceeds the guideline minimum by at least 40 points.		Owner	Reviewer Comment (2021-09-08): all CFs applied as per client request			09/08/2021	2	B		NJ	Investment	Refinance - Cash-out - Other		C	B	A	B			C	A			No
211367837	[redacted]	[redacted]		17709804			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided						Reviewer Comment (2020-06-15): Final Title Policy was provided	06/15/2020			1	A		PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
211367837	[redacted]	[redacted]		17709818			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2020-06-19): Closing Protection Letter provided Seller Comment (2020-06-19): attached	06/19/2020			1	A		PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
211367837	[redacted]	[redacted]		17710047			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2020-06-15): Final Title Policy was provided	06/15/2020			1	A		PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
211367837	[redacted]	[redacted]		17726486			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Missing evidence of ownership for use of assets for [redacted] and [redacted].				Reviewer Comment (2020-06-25): Ops Agreement provided for CLS and CLR Seller Comment (2020-06-24): see attached for corp docs	06/25/2020			1	A		PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
211367839	[redacted]	[redacted]		17726373			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Lien(s) negatively impacting title		1) Judgment State of [redacted] [redacted] 2) Federal Tax lien [redacted] 3) State tax lien [redacted] No Final title in file to confirm these have been removed.				Reviewer Comment (2020-06-15): The final title reflecting no liens was provided.	06/15/2020			1	A		TX	Investment	Refinance - Rate/Term		C	A	C	A			A	A			No
211367879	[redacted]	[redacted]		17713405			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Upon receipt of additonal assets, asset reserve ratio to be calculated. Minimum [redacted] (currently [redacted])				Reviewer Comment (2020-06-17): Reserves liquidity has been verified and meets the guidelines requirements. Reviewer Comment (2020-06-17): Bank statement shows [redacted] monthly pmt. Please clarify	06/17/2020			1	A		OH	Investment	Refinance - Rate/Term		C	A	C	A			A	A			No
211367879	[redacted]	[redacted]		17731481			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		For self-managed properties - canceled rent checks or bank statements showing [redacted] months of collected rent required				Reviewer Comment (2020-06-17): Schedule E provided. Seller Comment (2020-06-17): See 1040 from [redacted] who is a member of borrowing entity reporting rents for [redacted] tax year for subject property.	06/17/2020			1	A		OH	Investment	Refinance - Rate/Term		C	A	C	A			A	A			No
211367879	[redacted]	[redacted]		17731556			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided						Reviewer Comment (2020-06-19): EIN was provided Seller Comment (2020-06-19): attached Reviewer Comment (2020-06-17): Verification document of EIN required. Seller Comment (2020-06-17): EIN: [redacted]	06/19/2020			1	A		OH	Investment	Refinance - Rate/Term		C	A	C	A			A	A			No
211367902	[redacted]	[redacted]		17714619			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2020-09-02): Final Title was provided with an insurance amount of [redacted] Reviewer Comment (2020-06-24): We will need the client's consideration to determine if this is material or not before clearing. Seller Comment (2020-06-23): escrow instructions show coverage for full amount which is what title must follow. final title has been requested	09/02/2020			1	A		PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
211367902	[redacted]	[redacted]		17714620			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2020-09-02): Final Policy was provided	09/02/2020			1	A		PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
211367902	[redacted]	[redacted]		17735178			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided						Reviewer Comment (2020-06-24): EIN was provided Seller Comment (2020-06-23): see attached	06/24/2020			1	A		PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
211367921	[redacted]	[redacted]		17715523			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided						Reviewer Comment (2020-06-12): Lease found in file.	06/12/2020			1	A		PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
211367921	[redacted]	[redacted]		17737076			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Lender's Approval or a signed 1008 with loan characteristics not provided in loan file.				Reviewer Comment (2020-06-24): A loan purchase commitment is in the file. Seller Comment (2020-06-23): let us know on these	06/24/2020			1	A		PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
211367983	[redacted]	[redacted]		17715454			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided						Reviewer Comment (2020-06-25): Client accepting Schedule 1: To Loan Purchase Certificate: Loan Description as Approval. Seller Comment (2020-06-24): let us know on these Reviewer Comment (2020-06-16): Approval/signed 1008 with loan characteristics required. Exception remains. Seller Comment (2020-06-16): Please clarify	06/25/2020			1	A		OH	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
213645353	[redacted]	[redacted]		19769594			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-					Reviewer Comment (2021-01-08): Assets removed from consideration. Buyer Comment (2021-01-07): The funds were not used from this account. The [redacted] accounts used were [redacted] and [redacted].	01/08/2021			1	A		FL	Investment	Purchase		D	B	D	B			A	A			No
213645353	[redacted]	[redacted]		19769595			Credit	Credit	Credit Eligibility	Credit	Borrower has	- ___ open Tradelines which is less than the minimum required by guidelines.		The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The DSCR of 143.612% is greater than the minimum required DSCR of 115.0%. 59.63 months, 28.612>program requirement of 8 months.	Owner,Originator Pre-Close Owner,Originator Pre-Close	Reviewer Comment (2021-01-05): Approved lender exception provided. Buyer Comment (2021-01-04): Credit exception uploaded for your review.			01/05/2021	2	B		FL	Investment	Purchase		D	B	D	B			A	A			No
213645353	[redacted]	[redacted]		19769596			Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	- Borrower has ___ Active Tradelines which is less than the minimum required by guidelines.		The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The DSCR of 143.612% is greater than the minimum required DSCR of 115.0%. 59.63 months, 28.612>program requirement of 8 months.	Owner,Originator Pre-Close Owner,Originator Pre-Close	Reviewer Comment (2021-01-05): Approved lender exception provided. Buyer Comment (2021-01-04): Credit exception for tradelines uploaded for your review.			01/05/2021	2	B		FL	Investment	Purchase		D	B	D	B			A	A			No
213645353	[redacted]	[redacted]		19769597			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Fully executed Warranty Deed transferring property to Borrower and spouse not located in the file. Note: An incomplete, unexecuted deed is located [redacted].				Reviewer Comment (2021-01-08): Provided. Buyer Comment (2021-01-07): Executed deed uploaded for your review.	01/08/2021			1	A		FL	Investment	Purchase		D	B	D	B			A	A			No
214261041	[redacted]	[redacted]		20476215			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2021-01-21): Received Buyer Comment (2021-01-20): See attached CPL	01/21/2021			1	A		CT	Investment	Purchase		D	A	D	A			A	A			No
214261041	[redacted]	[redacted]	20476219	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided	The purchase contract in file states a [redacted] EMD was given however the HUD-1 does not reflect this credit, an updated contract addendum was not in file.	Reviewer Comment (2021-02-01): cleared

Reviewer Comment (2021-01-26): The purchase agreement is a legal document, it states there was a [redacted] deposit given. We either need it documented, reflected on the CD or an addendum to the purchase agreement.

Buyer Comment (2021-01-25): How does the EMD affect the loan amount ? See attached CD. Loan amount is [redacted]. EMD Has no effeect on the loan. Borrower was not given credit as it was not verified. Borrower has sufficent assets to close without the need to verify the EMD. Please clear.

Reviewer Comment (2021-01-21): The EMD effects the loan amount, it needs to be clarified.

																	Buyer Comment (2021-01-20): Not required. Bwr wasnt given credit for the EMD. Immaterial doesnt affect the bwrs ability to repay.	02/01/2021			1	A		CT	Investment	Purchase		D	A	D	A			A	A			No
214261044	[redacted]	[redacted]		20476239			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided						Reviewer Comment (2021-01-20): Cleared Buyer Comment (2021-01-19): Please clear - Property is vacant as per the appraisal. The rental income used of from the appraisal.	01/20/2021			1	A		NJ	Investment	Purchase		C	A	C	A			A	A			No
214991489	[redacted]	[redacted]		21180032			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2021-04-12): Cleared. Buyer Comment (2021-04-12): this is a single member LLC Reviewer Comment (2021-04-09): Operating Agreement provided, which was already in the file. Corporate Resolution still missing.	04/12/2021			1	A		KY	Investment	Purchase		C	A	C	A			A	A			No
214991489	[redacted]	[redacted]		21180033			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (2021-04-09): Documentation provided to verify business is still active.	04/09/2021			1	A		KY	Investment	Purchase		C	A	C	A			A	A			No
214991489	[redacted]	[redacted]		21180034			Credit	Credit	Miscellaneous	Credit	Reverification of rent is inconsistent with original VOR		Verification of rent for current primary not provided. Credit report only reflects [redacted] months mortgage history. Loan documents reflect borrower rented current primary prior to purchase.				Reviewer Comment (2021-04-09): Documentation provided.	04/09/2021			1	A		KY	Investment	Purchase		C	A	C	A			A	A			No
214991489	[redacted]	[redacted]		21180035			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.						Reviewer Comment (2021-04-12): Provided.	04/12/2021			1	A		KY	Investment	Purchase		C	A	C	A			A	A			No
214991493	[redacted]	[redacted]		21180053			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted] ([redacted]) business days prior to closing.	Closing Disclosure not provided to Borrower at least [redacted] business days before closing				Reviewer Comment (2021-04-08): [redacted] received confirmation of receipt, exception is cleared.	04/08/2021			1	A		NV	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
214991493	[redacted]	[redacted]		21180054			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-04-06): Sufficient Cure Provided At Closing		04/06/2021		1	A		NV	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
214991493	[redacted]	[redacted]		21180055			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-04-06): Sufficient Cure Provided At Closing		04/06/2021		1	A		NV	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
214991674	[redacted]	[redacted]		21181543			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		Preliminary does not reflect a proposed title policy amount. Amended title report or supplement indicating proposed amount is not in file.				Reviewer Comment (2021-05-19): Received updated prelim reflecting the amt of coverage. Buyer Comment (2021-05-19): Uploaded title supplement.	05/19/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
214991674	[redacted]	[redacted]		21181545			Credit	Note	General	Note	Loans with an application date after [redacted] using a LIBOR Index are not Agency Salable.	Index: ___; Note Date: ___					Buyer Comment (2021-05-19): [redacted] has elected to waive this comment. Buyer Comment (2021-05-19): [redacted] has elected to waive this finding.			05/19/2021	2	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
214991674	[redacted]	[redacted]	21181547	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Final Closing Disclosure discloses a [redacted] Lender cure credit which is [redacted] Mortgage Broker Fee and [redacted] Second Appraisal Fee tolerance violations.	Reviewer Comment (2021-05-27): [redacted] received PCCD, LOE, copy of refund check, and proof of mailing; exception is cured.

Buyer Comment (2021-05-26): Uploaded refund.

Reviewer Comment (2021-05-20): Cure at closing totaled [redacted]. The tolerance violations were [redacted] for 2nd appraisal fee was sufficient cure, but the Mortgage Broker fee of [redacted] was insufficient cure of [redacted] and is [redacted] short. Provide proof of additional shortage refund the borrower and cure with copy of Corrected CD, LOE to borrower, copy of refund check and proof of mailing.

																	Buyer Comment (2021-05-19): Final CD reflects Lender Credit for this fee. There is no need for further action. Please clear this condition.		05/27/2021		2	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
214991674	[redacted]	[redacted]		21181548			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Final Closing Disclosure discloses a [redacted] Lender cure credit which is [redacted] Mortgage Broker Fee and [redacted] Second Appraisal Fee tolerance violations.				Reviewer Comment (2021-05-20): Sufficient cure to borrower at closing. Buyer Comment (2021-05-19): The Final CD shows a Lender Credit refunding this fee. There is no need for further action. Please clear this condition.	05/20/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
214991675	[redacted]	[redacted]		21181512			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by [redacted]. No valid COC provided, there was evidence of a cure provided for [redacted] at closing.				Reviewer Comment (2021-05-19): Sufficient Cure Provided At Closing		05/19/2021		1	A		CA	Primary	Purchase	Final CD evidences Cure	B	A	B	A	A	A	A	A	Non QM	Non QM	Yes
214991675	[redacted]	[redacted]		21181513			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.						Reviewer Comment (2021-05-27): Received Preliminary Title commitment. Final Title is still missing. Buyer Comment (2021-05-25): Title Corrected	05/27/2021			1	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No
214991676	[redacted]	[redacted]	21181530	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points fee [redacted], exceeds tolerance of [redacted]. No cure located in file.	Reviewer Comment (2021-05-14): [redacted] received VCCs.

Buyer Comment (2021-05-12): Please see uploaded LE's, CD's and Corresponding COC's:
																	Initial LE [redacted] reflects a Broker Fee for [redacted] and Loan Amount Points of 0(Zero). LE [redacted] reflects Broker Fee of [redacted] and Loan Amount Points of [redacted]. Corresponding COC [redacted] reflects a loan lock and loan price change. CD [redacted] reflects Broker Fee of [redacted] and Loan Amount Points of [redacted]. Corresponding COC [redacted] reflects loan lock expired and had to be re-locked, effecting Points. CD [redacted] reflects a decrease in Broker Fee to [redacted] and Loan Amount Points increase to [redacted]. Corresponding COC [redacted] reflects the loan lock had to be extended, effecting a price change by a decrease in the Borrower Paid comp and an increase in Points. Final CD [redacted] reflects no change in Broker Fee or Loan Amount Points from prior CD and COC [redacted].	05/14/2021			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
214991676	[redacted]	[redacted]	21181531	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance replacement coverage is [redacted]. Extended replacement is [redacted], for [redacted]. Total coverage is [redacted]. Shortage of [redacted]0 in coverage. Loan Amount is [redacted].	Reviewer Comment (2021-05-21): cleared

Buyer Comment (2021-05-20): Please see uploaded LOX from Insurer reflecting [redacted] replacement cost is included.

Reviewer Comment (2021-05-13): Please provide a cost estimator as the coverage does not equal the loan amount or the estimated cost new.

																	Buyer Comment (2021-05-12): The Hazard Insurance reflects coverage for [redacted]. The Replacement Coverage increase of [redacted]brings total coverage to [redacted]. Hazard Insurance coverage is required to up to [redacted] of the unpaid principal balance, or, [redacted]. Minimum required coverage is exceeded by $[redacted].	05/21/2021			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
214991676	[redacted]	[redacted]		21181532			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2021-05-19): Tax docs provided. Condition clear. Buyer Comment (2021-05-18): Please see uploaded Property Tax Profile for [redacted] reflecting paid property taxes. Reviewer Comment (2021-05-13): also need verification for [redacted] Buyer Comment (2021-05-12): Please see uploaded Lawyer's Title Tax Profile reflecting the annual , current property taxes for [redacted].	05/19/2021			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
214991676	[redacted]	[redacted]		21181533			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Current City was not provided		Final 1003 does not reflect Borrowers present address, Rent / Own is blank and REO properties owned by Borrower are not reflected.				Buyer Comment (2021-05-12): Waive Exception Buyer Comment (2021-05-12): [redacted] has elected to waive this exception			05/12/2021	2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
214991676	[redacted]	[redacted]		21181534			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Evidence lender's appraisal review department approved the transfer of appraisal and evidence the authorized officer of the company signed the transfer letter.				Reviewer Comment (2021-05-19): Department approval provided. Buyer Comment (2021-05-18): Please see the uploaded Lender Approval from [redacted] Chief Appraisal Officer attesting the signer of the Appraisal Transfer is an authorized agent of the Origination Company. An Officer level signer has been waived and is not required. Thank you.	05/19/2021			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
214991679	[redacted]	[redacted]		21181514			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount points fee [redacted], exceeds tolerance of [redacted]. No cure located in file.				Reviewer Comment (2021-05-18): [redacted] received VCCs. Buyer Comment (2021-05-14): Please see uploaded LE, dated [redacted], reflecting a loan lock and an Origination Fee of [redacted]. Please also see uploaded COC, dated [redacted], reflecting a change in interest rate and Origination Point Fee. In addition, please see uploaded LE, dated [redacted], reflecting a change/increase in the loan amount, and, the corresponding COC.	05/18/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
214991680	[redacted]	[redacted]		21181516			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		Preliminary does not reflect a proposed title policy amount. Amended title report or supplement indicating proposed amount is not in file.				Buyer Comment (2021-05-14): Waive Buyer Comment (2021-05-14): [redacted] has elected to waive this exception			05/14/2021	2	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
214991680	[redacted]	[redacted]		21181518			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing verification of Borrower's ownership percentage in [redacted] and [redacted] self-employment to support use of [redacted] [redacted] business bank statements used to determine income under A10 -0 Bank Statement program.				Reviewer Comment (2021-05-24): Received CPA letter confirming ownership percentage and existence. Buyer Comment (2021-05-21): Please see uploaded LOX from HCVT Firm regarding completion of [redacted] and [redacted] business tax returns. Also, please note our borrower and the non-borrowing spouse share ownership of [redacted] each of outstanding common stock.	05/24/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
214991680	[redacted]	[redacted]		21181519			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.		Missing verification of Borrower's ownership percentage in [redacted] to support use of [redacted] [redacted] business assets for closing and or reserves				Reviewer Comment (2021-05-24): Received CPA letter confirming ownership percentage Buyer Comment (2021-05-21): Please see uploaded LOX from the HCVT firm reflecting our borrower and the non-borrowing spouse share ownership of [redacted] each of outstanding common stock.	05/24/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
214991680	[redacted]	[redacted]		21181520			Credit	Credit	Credit Documentation	Credit	Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided						Reviewer Comment (2021-05-24): Received Mavent report Buyer Comment (2021-05-21): Please see uploaded Mavent Report.	05/24/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
214991680	[redacted]	[redacted]		21181521			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing evidence of mandatory escrow accounts (impound) for the payment of real estate taxes, and hazard insurance. [redacted] permitted escrow waiver agreement signed by Borrowers is not in file				Reviewer Comment (2021-05-24): Received	05/24/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
214991680	[redacted]	[redacted]		21181522			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan will have an escrow account.	Reason why loan will not have an escrow account is not disclosed				Reviewer Comment (2021-05-26): [redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2021-05-24): Please see uploaded LOX and PCCD disclosing borrower declined an escrow account.		05/26/2021		2	B		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
214991680	[redacted]	[redacted]		21181523			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Missing valid Change of Circumstance for increased [redacted] Appraisal Fee amount disclosed in revised Loan Estimate dated [redacted]. Final Closing Disclosure does not disclose a Lender cure credit for [redacted] tolerance.				Reviewer Comment (2021-05-24): [redacted] received VCC, exception is cleared. Buyer Comment (2021-05-21): Please see the uploaded LE, dated [redacted], reflecting the increase in Appraisal Fee, a corresponding COC and Proof of e-mail delivery.	05/24/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
214991680	[redacted]	[redacted]		21181524			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Missing valid Change of Circumstance for [redacted] Second Appraisal Fee amount disclosed in Initial Closing Disclosure dated [redacted]. Final Closing Disclosure does not disclose a Lender cure credit for [redacted] tolerance.				Reviewer Comment (2021-05-26): [redacted] received copy of Refund check, proof of mailing, Letter of Explanation & Corrected Closing Disclosure Buyer Comment (2021-05-24): Please see uploaded Refund Check, LOX and PCCD reflecting [redacted] appraisal refund.		05/26/2021		2	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
214991680	[redacted]	[redacted]		21181525			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Missing valid Change of Circumstance for increased [redacted] Loan Discount Fee amount disclosed in Initial Closing Disclosure dated [redacted]. Final Closing Disclosure does not disclose a Lender cure credit for [redacted] tolerance.				Reviewer Comment (2021-05-24): [redacted] received VCC, exception is cleared. Buyer Comment (2021-05-21): Please see the uploaded CD, dated [redacted], reflecting an increase in loan amount and Loan Discount Points, a corresponding COC and Proof of e-mail delivery.	05/24/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
214991680	[redacted]	[redacted]		21181528			Credit	Note	General	Note	Loans with an application date after [redacted] using a LIBOR Index are not Agency Salable.	Index: ___; Note Date: ___					Buyer Comment (2021-05-14): Waive Buyer Comment (2021-05-14): [redacted] has elected to waive this exception			05/14/2021	2	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
214991681	[redacted]	[redacted]		21181550			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Twelve month mortgage history not provided. Verified 8 months with VOM. 1008 states there is an exception approval in file for housing history however missing in file.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Comp factor used to waive exception	Owner Owner,Originator	Reviewer Comment (2021-05-21): Comp factors used to waive exception. Buyer Comment (2021-05-20): Exception Approval for review			05/21/2021	2	B		FL	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
214991681	[redacted]	[redacted]		21181551			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted] ([redacted]) business days prior to closing.	Closing Disclosure not provided to the Borrower at least [redacted] business days before closing				Reviewer Comment (2021-05-25): [redacted] received [redacted] CD. Buyer Comment (2021-05-20): Initial CD for review	05/25/2021			1	A		FL	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
214991681	[redacted]	[redacted]		21181552			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Loan discount points fee amount of [redacted] exceeds tolerance of [redacted]. No cure was provided to the Borrower				Reviewer Comment (2021-05-24): [redacted] received valid COC dated [redacted] for increased in loan discount Buyer Comment (2021-05-20): COC and Lock for review	05/24/2021			1	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
214991686	[redacted]	[redacted]		21181776			Credit	Credit	Miscellaneous	Credit	Reverification of mortgage is inconsistent with original VOM		VOM must be supported with cancelled checks, monthly bank statements and/or monthly mortgage statements for the last [redacted] months including but not limited to the month prior to the note date of the new loan transaction.				Reviewer Comment (2021-05-07): Cleared Buyer Comment (2021-05-06): [redacted] months mortgage statements for the [redacted] that do show payments made every month, with no lates. This validates the VOM	05/07/2021			1	A		NJ	Investment	Purchase		C	A	C	A			A	A			No
215133084	[redacted]	[redacted]		21434809			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Closing statement in loan file is marked estimated.				Reviewer Comment (2021-05-06): Stamped copy provided	05/06/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
215133084	[redacted]	[redacted]		21434810			Credit	Credit	Miscellaneous	Credit	Reverification of mortgage is inconsistent with original VOM		Missing third party verification of mortgage for current primary to support history as required per guides.				Reviewer Comment (2021-05-07): Closing statement provided of refinance from construction loan to permanent financing and payment history from previous loans provided.	05/07/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
215133084	[redacted]	[redacted]		21434811			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Compliance Report not provided.				Reviewer Comment (2021-05-07): Not required. Buyer Comment (2021-05-06): This is an investment property. TRID requirements don't Apply. Please clear.	05/07/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
215133084	[redacted]	[redacted]		21434812			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.						Buyer Comment (2021-05-05): [redacted] has elected to waive this exception.			05/05/2021	2	B		CA	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
215534522	[redacted]	[redacted]		22069807			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Fully executed Final HUD-1 / Closing Statement not provided.				Reviewer Comment (2021-06-11): Provided. Buyer Comment (2021-06-09): Uploaded Final ALTA - Settlement Statement	06/11/2021			1	A		FL	Investment	Purchase		D	A	D	A			A	A			No
215534523	[redacted]	[redacted]		22069805			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Compliance Report not provided.				Reviewer Comment (2021-06-11): Cleared Buyer Comment (2021-06-09): Uploaded MAVENT Compliance Report Reviewer Comment (2021-06-07): A compliance report is required when the borrower is an individual. None of the documentation provided is a compliance report. Buyer Comment (2021-06-03): Uploaded Letters of Explanation for Credit. Red Flags not noted in Exception as to items AMC citing. Please clarify if the docs provided are not sufficient.	06/11/2021			1	A		TN	Investment	Purchase		C	A	C	A			A	A			No
215534524	[redacted]	[redacted]		22069813			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage statement, Insurance and Tax verification needed to determine actual PITIA for second home. Needed for DTI calculation				Reviewer Comment (2021-06-11): CD from purchase transaction provided to verify PITIA. Buyer Comment (2021-06-09): Uploaded CD for loan that closed simultaneously with Subject Loan for 2nd Home.	06/11/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
215534524	[redacted]	[redacted]		22069814			Credit	Guideline	Guideline Issue	Guideline	The Borrower has mortgage late payment(s) within the prior [redacted] months.		[redacted] X [redacted] due to lender not implementing auto pay timely.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has been employed in the same industry for more than 5 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Compensating factors.	Owner Owner Owner Owner Owner,Originator	Reviewer Comment (2021-06-02): Lender approved the [redacted] x [redacted] late payment.			06/02/2021	2	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
215534525	[redacted]	[redacted]		22069808			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided						Reviewer Comment (2021-06-09): cleared Buyer Comment (2021-06-08): As per the guides, if the property is not leased at the date of the loan, we are allowed to figure the gross income by using the rental value of the property in the rental addendum. Please review and clear Reviewer Comment (2021-06-01): Already have operating statement, need lease. Buyer Comment (2021-05-27): Uploaded Operating Income Statement from the Appraisal.	06/09/2021			1	A		CT	Investment	Purchase		C	A	C	A			A	A			No
215534525	[redacted]	[redacted]		22069810			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Comparable Rent Schedule not provided.				Reviewer Comment (2021-06-01): Received Buyer Comment (2021-05-27): Uploaded Operating Income Statement from appraisal.	06/01/2021			1	A		CT	Investment	Purchase		C	A	C	A			A	A			No
215534525	[redacted]	[redacted]		22069811			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Missing source of funds for EMD				Reviewer Comment (2021-06-11): Provided. Buyer Comment (2021-06-09): See uploaded Bank Statement showing check [redacted] cashed. Reviewer Comment (2021-06-01): Check not cancelled and bank statements provided does not cover the time period. Buyer Comment (2021-05-27): Uploaded Copy of EMD check - [redacted].	06/11/2021			1	A		CT	Investment	Purchase		C	A	C	A			A	A			No
215534526	[redacted]	[redacted]		22069816			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Property is in the process of being bought by the borrower - file must contain confirmation of the terms of the new mortgage. Only the Appraisal ([redacted]) in file.				Reviewer Comment (2021-06-07): Cleared Buyer Comment (2021-06-03): N Star Note and HUD	06/07/2021			1	A		FL	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534526	[redacted]	[redacted]		22069817			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-					Reviewer Comment (2021-06-07): Cleared Buyer Comment (2021-06-03): Not required on A10 Investment	06/07/2021			1	A		FL	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534526	[redacted]	[redacted]		22069818			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank [redacted]): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.					Buyer Comment (2021-06-03): [redacted] has elected to waive this exception			06/03/2021	2	B		FL	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534526	[redacted]	[redacted]		22069820			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Due to the missing documentation, the loan designation was determined to be ATR Fail.				Reviewer Comment (2021-06-14): cleared Buyer Comment (2021-06-10): Why are you leaving the ATR Exception open on Files that should be Complete. Is this a new practice AMC has implemented?	06/14/2021			1	A		FL	Investment	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215534526	[redacted]	[redacted]		22069821			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank [redacted]): General Ability-to-Repay requirements not satisfied.	Due to the missing documentation, ATR requirements have not been met.				Reviewer Comment (2021-06-14): cleared	06/14/2021			1	A		FL	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534526	[redacted]	[redacted]		22069822			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current employment status using reasonably reliable third-party records.	Loan file is missing 3rd party verification of the business.				Reviewer Comment (2021-06-07): Cleared Buyer Comment (2021-06-03): CPA Letter for review	06/07/2021			1	A		FL	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534526	[redacted]	[redacted]		22069823			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Comp factors used to waive condition	Owner Owner,Originator	Reviewer Comment (2021-06-10): Comp factors used to waive condition Buyer Comment (2021-06-08): Exception Approval for review Reviewer Comment (2021-06-07): Borrower LOX regarding address indicates Borrower lives rent free. Per guides borrowers living rent free are not eligible but will be considered on an exception basis. Buyer Comment (2021-06-03): Primary home is free and clear			06/10/2021	2	B		FL	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534527	[redacted]	[redacted]		22069824			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Statement(s) not provided						Reviewer Comment (2021-06-07): Cleared. Buyer Comment (2021-06-03): Docs uploaded.	06/07/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215534527	[redacted]	[redacted]		22069826			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Insufficient or no cure was provided to the borrower. Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted].				Reviewer Comment (2021-06-04): [redacted] received PCCD, LOE, copy of refund check, and proof of mailing; exception is cured. Buyer Comment (2021-06-03): PCCD, LOX , refund and tracking uploaded.		06/04/2021		2	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215534527	[redacted]	[redacted]		22069827			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Insufficient or no cure was provided to the borrower. Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted].				Reviewer Comment (2021-06-04): [redacted] Received Valid COC dated [redacted] showing loan amount increased and Net buy price Changed. Buyer Comment (2021-06-03): COC uploaded.	06/04/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215534527	[redacted]	[redacted]		22069828			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Insufficient or no cure was provided to the borrower. Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [redacted] exceeds tolerance of [redacted].				Reviewer Comment (2021-06-04): [redacted] Received Valid COC dated [redacted] showing loan amount increased and Net buy price Changed. Buyer Comment (2021-06-03): COC uploaded.	06/04/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215534527	[redacted]	[redacted]		22069829			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Insufficient or no cure was provided to the borrower. Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted].				Reviewer Comment (2021-06-04): [redacted] Sufficient Cure provided at Closing. Buyer Comment (2021-06-03): Final CD shows cure for appraisal fee.	06/04/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215534528	[redacted]	[redacted]		22069831			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [redacted] days of the loan application date.	Missing Right to Receive a Copy of the Appraisal Disclosure provided to borrower within [redacted] days of Application date of [redacted].				Reviewer Comment (2021-05-27): [redacted] received initial LE. Buyer Comment (2021-05-26): Notice of Right to Receive Copy of Appraisal uploaded for your review.	05/27/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215534528	[redacted]	[redacted]		22069832			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [redacted] ([redacted]) business days of application.	Missing Loan Estimate dated within [redacted] days of the Initial Application Date of [redacted].				Reviewer Comment (2021-05-27): [redacted] received initial LE. Buyer Comment (2021-05-26): Initial LE on Tracking uploaded	05/27/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215534528	[redacted]	[redacted]	22069833	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by [redacted]. No valid COC provided, there was evidence of a cure provided for [redacted] at closing.	Reviewer Comment (2021-06-14): [redacted] received PCCD within [redacted] days of consummation correcting fees.

Buyer Comment (2021-06-11): Uploaded the complete Final CD with all pages showing recording fees as [redacted] and [redacted].

Reviewer Comment (2021-06-02): Final CD shows recording fees as [redacted], up from [redacted] on initial LE. VCC or cure required.

Buyer Comment (2021-06-01): Final ALTA show the recording fee as [redacted] and [redacted]0.

Reviewer Comment (2021-05-28): The recording fee increased on the [redacted] LE and [redacted] CD without VCCs. Please provide VCCs if available or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

																	Buyer Comment (2021-05-27): Final CD uploaded.	06/14/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215534528	[redacted]	[redacted]		22069834			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	0% tolerance exceeded by [redacted] due to Appraisal Fee increase. No Valid Changed Circumstance provided, nor was there evidence of a cure in file.				Reviewer Comment (2021-06-02): Sufficient cure provided at closing.		06/02/2021		2	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215534528	[redacted]	[redacted]	22069835	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to [redacted] ([redacted]) business days from transaction date of [redacted].	Disbursement Date of [redacted] is prior to the Final CD signature date and the Closing Date of [redacted].	Reviewer Comment (2021-06-10): Final Settlement Statement confirms Disbursement Date of [redacted].

Buyer Comment (2021-06-08): Please review your Trailing document [redacted] which is the Final Stamped Settlement Statement from escrow dated [redacted]. It indicates the settlement date of [redacted] and recording fees as [redacted] and [redacted]. Docs attached for your review.

Reviewer Comment (2021-06-01): Borrower's transaction date was [redacted], with the end of rescission as [redacted], and funding was to be [redacted]. PC CD in file reflects a funding date of [redacted], prior to [redacted]. The issue is not with the right to cancel, but the date of funding listed on the CD. Provide a screen shot of Lender funding information or certified closing statement from the title company evidencing a disbursement on or after [redacted].

																	Buyer Comment (2021-05-26): Notice of ROR uploaded	06/10/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215534528	[redacted]	[redacted]		22069836			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	The fee increased on the [redacted] without a VCC. Please provide VCC if available or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.				Reviewer Comment (2021-05-28): [redacted] received [redacted] VCC. Buyer Comment (2021-05-27): [redacted] COC	05/28/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215534528	[redacted]	[redacted]		22069837			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-14): Sufficient Cure Provided At Closing		06/14/2021		1	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215534532	[redacted]	[redacted]		22069858			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [redacted]		Loan is to be securitized. Secondary valuation is missing. The CDA in the loan file is for a different transaction than the subject.				Reviewer Comment (2021-06-17): Cleared Buyer Comment (2021-06-15): Uploaded CDA with value of [redacted]	06/17/2021			1	A		PA	Primary	Purchase		D	A	C	A	A	A	D	A	Non QM	Non QM	No
215534532	[redacted]	[redacted]		22069860			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Letter of explanation regarding rental arrangement and pay history provided; however, it is not possible to tell from the pay history where the funds were coming from. Must have [redacted] mo of bank statements reflecting the borrower making the rental payment to meet guidelines.				Reviewer Comment (2021-06-15): Cleared Buyer Comment (2021-06-11): Uploaded LOE and verification of rental income. Per the guideline, a [redacted] month transaction history was enough per our guidelines. The borrower lived with his finance and she provided the [redacted] month transaction history from the management company.	06/15/2021			1	A		PA	Primary	Purchase		D	A	C	A	A	A	D	A	Non QM	Non QM	No
215534537	[redacted]	[redacted]		22069956			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided		Notre- Subordinate lien not provided	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least $2500.00. Borrower has been employed in the same industry for more than 5 years.	Regraded and Waived with Lender Exception and Compensating Factors provided. Regraded and Waived with Lender Exception and Compensating Factors provided. Regraded and Waived with Lender Exception and Compensating Factors provided. Regraded and Waived with Lender Exception and Compensating Factors provided. Regraded and Waived with Lender Exception and Compensating Factors provided. Regraded and Waived with Lender Exception and Compensating Factors provided.	Originator,Owner Originator,Owner Originator,Owner Originator,Owner Originator,Owner Owner Originator,Owner	Reviewer Comment (2021-07-02): Regraded and Waived with Lender Exception and Compensating Factors provided. Reviewer Comment (2021-05-27): The subordination agreement does not have the terms of the second mortgage being subordinated. Copy of note is required. Buyer Comment (2021-05-25): We do not have a copy of the subordinate note. The subordination has the terms of the loan. Reviewer Comment (2021-05-25): Note required for the second lien. Buyer Comment (2021-05-24): Subordination agreement and statement			07/02/2021	2	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534537	[redacted]	[redacted]		22069957			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than [redacted] days prior to the note date.	-	Credit report is more than [redacted] days prior to the Note date	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least $2500.00. Borrower has been employed in the same industry for more than 5 years.	Regraded and Waived with Lender Exception and Compensating Factors provided. Regraded and Waived with Lender Exception and Compensating Factors provided. Regraded and Waived with Lender Exception and Compensating Factors provided. Regraded and Waived with Lender Exception and Compensating Factors provided. Regraded and Waived with Lender Exception and Compensating Factors provided. Regraded and Waived with Lender Exception and Compensating Factors provided.	Originator,Owner Originator,Owner Originator,Owner Originator,Owner Originator,Owner Owner Originator,Owner	Reviewer Comment (2021-07-02): Regraded and Waived with Lender Exception and Compensating Factors provided. Reviewer Comment (2021-05-25): Per GL : Credit reports may not be greater than [redacted] days old on the Date of the Loan. Transaction date [redacted]. Buyer Comment (2021-05-24): Credit report dated [redacted], Note date [redacted]			07/02/2021	2	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534537	[redacted]	[redacted]		22069959			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan will have an escrow account.	Reason escrow account was not setup was not provided.				Reviewer Comment (2021-05-25): [redacted] received a corrected PCCD indicating will not have escrow reason and LOE. Buyer Comment (2021-05-24): Post CD Reflecting reason for waiver and correct disbursement date		05/25/2021		2	B		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215534537	[redacted]	[redacted]	22069960	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to [redacted] ([redacted]) business days from transaction date of [redacted].	Loan disbursed on [redacted] prior to [redacted] business days from the transaction date of [redacted]	Reviewer Comment (2021-06-15): cleared

Reviewer Comment (2021-06-02): Please provided an actual screen shot of your funding screen or a certified closing statement from the title company showing the disbursement date.

Reviewer Comment (2021-05-27): Comments indicate to see a Funding Worksheet; however there wasn't one uploaded. Condition remains open.

Buyer Comment (2021-05-25): Funding worksheet. Funding [redacted]

Reviewer Comment (2021-05-25): Please provided a copy of your funding screen or a certified closing statement from the title company showing the disbursement date.

																	Buyer Comment (2021-05-24): Post CD and proof of delivery, reflecting correct disbursement date	06/15/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215534537	[redacted]	[redacted]		22069961			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Application prior to [redacted], guidelines require temporary COVID-19 measures including most recent bank statement.				Reviewer Comment (2021-05-27): Credit policy change by lender [redacted] eliminated the temporary Covid requirements - loan closed after memo was issued Buyer Comment (2021-05-25): Here is the Covid elimination. We go off the closing date.	05/27/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534929	[redacted]	[redacted]	22072018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	Hazard Insurance Policy effective date [redacted] is after [redacted] disbursement date	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has worked in the same position for more than 3 years. Borrower has been employed in the same industry for more than 5 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Comp factor used to waive exception	Owner Owner Owner Owner,Originator	Reviewer Comment (2021-07-15): Comp factor used to waive exception

Buyer Comment (2021-07-09): Uploaded Exception. Please clear and mark complete.

Reviewer Comment (2021-06-30): Per Guideline 13.2 - For purchases, the premium for one year of coverage, effective from date the Borrowers acquire the Subject Property. Per Notary date on SI, policy needed to be in effect on [redacted], which was when the borrowers acquired the property.

Buyer Comment (2021-06-25): This is a Non QM loan and the CDAIR and Attestation of no claims is allowed to be submitted post close. Please clear and complete.

Reviewer Comment (2021-06-24): Documentation provided is post close.

																	Buyer Comment (2021-06-21): Uploaded CDAIR and Attestation No Claims.			07/15/2021	2	B		HI	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
215534929	[redacted]	[redacted]		22072020			Credit	Note	General	Note	Loans with an application date after [redacted] using a LIBOR Index are not Agency Salable.	Index: ___; Note Date: ___					Buyer Comment (2021-06-01): [redacted] has elected to waive this EV2 Compliance Exception			06/01/2021	2	B		HI	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072034			Credit	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Final 1003						Reviewer Comment (2021-02-13): Provided	02/13/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072036	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender provided exception	Owner Owner Owner,Originator	Reviewer Comment (2021-05-05): Waived

Reviewer Comment (2021-05-03): Lender added to their exception to no require any K-1s or P/Ls

Reviewer Comment (2021-04-29): See prior comment - documents are still missing and the exception does not address that issue - as such, they are still required and condition remains open.

Reviewer Comment (2021-04-28): Received exception to eliminate the need for the start dates of the business less than [redacted]; however, condition cannot yet be cleared as file is still missing several [redacted] K-1s as well as the P/L statements as indicated in the previous comments. Exception does not address these items which means at this point they are still required. Condition remains open.

Reviewer Comment (2021-04-13): Additionally, the following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

Reviewer Comment (2021-04-13): The loan was originated as a J10, then changed postclose to E1, and then later back to J10. Based on the J10 guidelines, dated [redacted], Section 6.1.2 Self-employment. The loan closed [redacted] and [redacted] personal tax returns were not provided. See details of 6.1.2 in the guidelines that require a P&L statement due to the [redacted] personal returns not provided.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

We have never had an issue like this on our NonQM loans.

																	Reviewer Comment (2021-02-16): P&L missing for all businesses, [redacted] K-1 missing for [redacted]p,and [redacted].			05/05/2021	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072037			Credit	Income / Employment	Income Documentation	Income / Employment	Employment Error: Employment job title not provided.	-					Reviewer Comment (2021-02-23): Listed as self employed Reviewer Comment (2021-02-16): Job titles were not provided, businesses were not listed on the 1003. Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072038			Credit	Income / Employment	Income Documentation	Income / Employment	Employment Error: Employment years in field not provided.	-					Reviewer Comment (2021-02-23): Carried self employment years in field through all self employed businesses. Reviewer Comment (2021-02-16): CPA letter states borrower has been self employed for [redacted] years however partnership return for pacific real estate investors states it was incorporated [redacted]. Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072039	Credit	Income / Employment	Income Documentation	Income / Employment	Employment Error: Employment start date not provided.	-	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender provided exception	Owner Owner Owner,Originator	Reviewer Comment (2021-05-05): provided

Reviewer Comment (2021-04-28): Lender granted exception to not obtain the start dates for the borrower's business ownerships less than 25%

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): No documents provided to verify start dates for each specific partnership.

Reviewer Comment (2021-02-16): Start dates for the businesses were not provided on the CPA letter for each business only that borrower had been self employed for [redacted] years overall, did not state which businesses.

																	Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072040			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Due to missing documentation, the review loan designation was determined to be ATR Fail.				Reviewer Comment (2021-02-19): Loan changed post close to QM loan. Reviewer Comment (2021-02-16): missing income docs Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/19/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072041			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072042			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072043			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072044			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072045			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072046			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072047			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072048			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072049			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank [redacted]): Unable to verify Partnership income using reasonably reliable third-party records.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-04-13): All required documents provided for this source of income. Reviewer Comment (2021-02-16): P&L not provided and CPA letter says self employed for [redacted] years whereas the 1003 and 1065 state busn started [redacted]. Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	04/13/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072050			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank [redacted]): Unable to verify Partnership income using reasonably reliable third-party records.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072051			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank [redacted]): Unable to verify Partnership income using reasonably reliable third-party records.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072052			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank [redacted]): Unable to verify Partnership income using reasonably reliable third-party records.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072053			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank [redacted]): Unable to verify Partnership income using reasonably reliable third-party records.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072054			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank [redacted]): Unable to verify Partnership income using reasonably reliable third-party records.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072055			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank [redacted]): Unable to verify Partnership income using reasonably reliable third-party records.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072056			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank [redacted]): Unable to verify Partnership income using reasonably reliable third-party records.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072057			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank [redacted]): Unable to verify Partnership income using reasonably reliable third-party records.	The P&L, CPA Letter and other Third Party Verification are missing for this employment. Unable to do a full verification/calculation for this employment				Reviewer Comment (2021-02-16): Businesses are <25% Buyer Comment (2021-02-12): Please see uploaded returns and CPA Letter	02/16/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072059			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	rate lock disclosure is missing from file				Buyer Comment (2021-04-12): [redacted] has elected to waive Reviewer Comment (2021-02-23): The LE dated [redacted] reflects the loan as locked. Buyer Comment (2021-02-23): this is a correspondent loan Reviewer Comment (2021-02-23): Document provided is not the initial rate lock, it is dated [redacted], whereas the loan closing date was [redacted].			04/12/2021	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072060	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file only contains what appears to be the initial 1003 and it lists just one income source - [redacted]; however, based on the documentation in the loan file it is clear the borrower's other businesses were used to qualify. Final 1003 not yet provided, but it should list ALL of the borrower's income sources and each source needs to have the same complete documentation for the loan program as indicated by the other exceptions on the loan.	Reviewer Comment (2021-04-29): Revised final 1003 provided listing all of the borrower's business interests.

Buyer Comment (2021-04-28): 1003 listing all businesses and incomes broken out is attached.

Reviewer Comment (2021-04-28): The exception provided does not address anything to do with providing a final complete 1003. Condition remains open.

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): An updated 1003 is required with all the income sources listed.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

We have never had an issue like this on our NonQM loans.

																	Reviewer Comment (2021-02-16): Final 1003s provided but additional businesses were not listed	04/29/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072061	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - K-1 Less [redacted]	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072062	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - K-1 Less [redacted]	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072063	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - K-1 Less [redacted]	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072064	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - K-1 Less [redacted]	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-07-09): Waived by [redacted]

Reviewer Comment (2021-07-08): Regraded to EV2-B for recency issue. [redacted] and [redacted] K1s in file and [redacted] and [redacted] signed and dated personal tax returns in file with [redacted] tax extension due post closing. Tax extension permissible per guidelines.

Reviewer Comment (2021-05-06): waiting on [redacted] for this loan

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.			07/09/2021	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072065	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - K-1 Less [redacted]	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072066	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - K-1 Less [redacted]	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072067	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - K-1 Less [redacted]	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072068	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - K-1 Less [redacted]	Ability-to-Repay (Dodd-Frank [redacted]): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072069	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less [redacted]	Ability to Repay (Dodd-Frank [redacted]): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072070	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less [redacted]	Ability to Repay (Dodd-Frank [redacted]): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072071	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less [redacted]	Ability to Repay (Dodd-Frank [redacted]): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072072	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less [redacted]	Ability to Repay (Dodd-Frank [redacted]): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-07-09): Waived by [redacted]

Reviewer Comment (2021-07-08): Regraded to EV2-B for recency issue. [redacted] and [redacted] K1s in file and [redacted] and [redacted] signed and dated personal tax returns in file with [redacted] tax extension due post closing. Tax extension permissible per guidelines.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.			07/09/2021	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072073	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less [redacted]	Ability to Repay (Dodd-Frank [redacted]): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072074	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less [redacted]	Ability to Repay (Dodd-Frank [redacted]): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072075	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less [redacted]	Ability to Repay (Dodd-Frank [redacted]): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]	22072076	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less [redacted]	Ability to Repay (Dodd-Frank [redacted]): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L	Reviewer Comment (2021-05-05): This income is being removed.

Reviewer Comment (2021-04-28): Exception provided; however, exception is a level 3 ("C") Compliance exception and cannot be downgraded via waiving with an exception .

Buyer Comment (2021-04-27): please see uploaded exception

Reviewer Comment (2021-04-13): The following are missing the [redacted] K-1 statements: [redacted]; [redacted]. All of the K-1 (<25%) businesses are missing the start date for each respective business.

For all of the K-1 (<25%), the guidelines require the most recent K-1 with either the same year transcripts, or 1040 returns. Some have [redacted] K-1's and no transcript to match. Some have only [redacted] K-1's which are not the most recent.

The [redacted] transcripts needed for all businesses with K-1 <25%.

And documentation to verify the start date for each of the K-1 (<25%) sources of income.

Buyer Comment (2021-04-12): This is a J10 and we do not require any business related returns etc per our guidelines.

We require one year 1040s.

																	We have never had an issue like this on our NonQM loans.	05/05/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072077			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Loan changed post close to QM, provide approval reflecting E1 program.				Reviewer Comment (2021-02-23): Lender stated the change was in error, changed back to non-QM J10.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072078			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Loan changed post close to QM, provide 1008 reflecting E1 program.				Reviewer Comment (2021-02-23): Lender stated program change was in error, that it is a nonQM J10 loan.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072079			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan changed to QM post close, provide rate lock reflecting E1 program.				Reviewer Comment (2021-02-23): Lender stated program change was in error, that it is a nonQM J10 loan.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072080			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Method of Calculation	Qualified Mortgage (Dodd-Frank [redacted]): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072081			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Documentation	Qualified Mortgage (Dodd-Frank [redacted]): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072082			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Documentation	Qualified Mortgage (Dodd-Frank [redacted]): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072083			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Documentation	Qualified Mortgage (Dodd-Frank [redacted]): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072084			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Documentation	Qualified Mortgage (Dodd-Frank [redacted]): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072085			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Documentation	Qualified Mortgage (Dodd-Frank [redacted]): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072086			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Documentation	Qualified Mortgage (Dodd-Frank [redacted]): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072087			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Documentation	Qualified Mortgage (Dodd-Frank [redacted]): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072088			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Documentation	Qualified Mortgage (Dodd-Frank [redacted]): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072089			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Justification	Unable to determine compliance with K-1 income history requirements due to missing information.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072090			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Justification	Unable to determine compliance with K-1 income history requirements due to missing information.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072091			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Justification	Unable to determine compliance with K-1 income history requirements due to missing information.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072092			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Justification	Unable to determine compliance with K-1 income history requirements due to missing information.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072093			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Justification	Unable to determine compliance with K-1 income history requirements due to missing information.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072094			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Justification	Unable to determine compliance with K-1 income history requirements due to missing information.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072095			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Justification	Unable to determine compliance with K-1 income history requirements due to missing information.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072096			Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Justification	Unable to determine compliance with K-1 income history requirements due to missing information.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072097			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank [redacted]): Self-employed income documentation not sufficient (Partnership).	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072098			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank [redacted]): Missing Employment Dates to verify two years current employment.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072099			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank [redacted]): Rental income documentation requirement not met for [redacted] Lease Agreement and/or Tax Return not provided.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072100			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank [redacted]): Rental income documentation requirement not met for [redacted] Lease Agreement and/or Tax Return not provided.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072101			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank [redacted]): Rental income documentation requirement not met for [redacted] Lease Agreement and/or Tax Return not provided.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072102			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072103			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank [redacted]): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	Loan changing from Non-QM to QM loan post close.				Reviewer Comment (2021-02-23): Lender stated the program change was in error, changing back to non-QM.	02/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534932	[redacted]	[redacted]		22072104			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		please provide a VVOE or third party verification of [redacted], dated within [redacted] days before the note date.				Reviewer Comment (2021-07-07): Provided Buyer Comment (2021-07-07): Per our conversation we have provided the 3rd party verification of the borrower's ownership in [redacted]. This should resolve the remaining exceptions on the loan. Per our conversation the other 2 open exceptions would be downgraded to a 2 and waived with the exception already provided.	07/07/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534977	[redacted]	[redacted]		22073338			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.						Reviewer Comment (2021-05-27): Cleared Buyer Comment (2021-05-25): Please be advised that the subject loan is an I14 product. Section 2.8. SP I14 of the GL reflects a minimum DSC Ratio of [redacted] with LTV's of <[redacted]. The subject loan is at [redacted] LTV. Loan meets GL DSCR requirements. Thank you.	05/27/2021			1	A		FL	Investment	Purchase		C	A	C	A			A	A			No
215534978	[redacted]	[redacted]		22073341			Credit	Credit	Miscellaneous	Credit	Reverification of rent is inconsistent with original VOR		Missing cancelled checks / bank statements to support VOR in file.				Reviewer Comment (2021-06-02): Provided. Buyer Comment (2021-05-27): Uploaded, please find the VOR, 11 checks and one bank statement for [redacted] reflecting a date and amount consistent with the checks, and, VOR rating. This is acceptable and within guidelines of [redacted] X [redacted] X [redacted] with [redacted] X [redacted] X [redacted for rental history.	06/02/2021			1	A		FL	Investment	Purchase		C	A	C	A			A	A			No
215534978	[redacted]	[redacted]		22073342			Credit	Asset	Asset Documentation	Asset	Asset documentation is missing from the file and required per guidelines.		Missing evidence of Donor source of funds for gift.				Reviewer Comment (2021-06-02): Provided. Buyer Comment (2021-05-27): Uploaded, please find the Gift Letter from Donor reflecting the source of funds from [redacted]. Included is a Wire Receipt matching the gifted amount and received from [redacted] under the name of the Donor to the Borrower. Thank you.	06/02/2021			1	A		FL	Investment	Purchase		C	A	C	A			A	A			No
215534979	[redacted]	[redacted]		22073348			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [redacted]): Creditor did not provide a copy of each valuation to applicant [redacted] ([redacted]) business days prior to consummation.					Reviewer Comment (2021-05-12): Receipt provided. Condition Clear. Buyer Comment (2021-05-11): Appraisal receipt	05/12/2021			1	A		PA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534979	[redacted]	[redacted]		22073349			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI				Reviewer Comment (2021-05-28): Lender waived the DTI exception.	05/28/2021			1	A		PA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534979	[redacted]	[redacted]	22073350	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank [redacted]): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [redacted] moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	[redacted] > 50% A10 - Bank Statement program. Lender's [redacted] monthly income calculation using [redacted] bank statements is not supported.	Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves are 4.66 moths over program requirement.	Owner Owner,Originator	Reviewer Comment (2021-06-02): DTI exception has been waived by lender.

Buyer Comment (2021-05-28): Why isn't this cleared? Exception was provided [redacted]. Are you wanting [redacted] to waive this? This exception was always cleared once Exception Approval provided

Reviewer Comment (2021-05-28): Compliance ATR exception.

Reviewer Comment (2021-05-24): Lender approved exceptions with comp factors

Buyer Comment (2021-05-21): Exception Approval for review

Reviewer Comment (2021-05-12): All items deducted are the same for [redacted] and review. All Total Deposits are the same except [redacted]. Please review and adjust income worksheet. Condition remains.

																	Buyer Comment (2021-05-11): Income Calc for review	06/02/2021			1	A		PA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534979	[redacted]	[redacted]		22073351			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	[redacted] > 50% A10 - Bank Statement program. Lender's [redacted] monthly income calculation using [redacted] bank statements is not supported.	Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves are 4.66 moths over program requirement.	Owner Owner,Originator	Reviewer Comment (2021-05-28): Lender approved exception provided. Buyer Comment (2021-05-25): Shouldn't the Credit Exception clear all the DTI exceptions			05/28/2021	2	B		PA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534979	[redacted]	[redacted]		22073352			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank [redacted]): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI				Reviewer Comment (2021-05-28): DTI exception has been waived by lender. Buyer Comment (2021-05-25): Shouldn't the Credit Exception clear all the DTI Exceptions	05/28/2021			1	A		PA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534979	[redacted]	[redacted]		22073353			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Temporary COVID19 requirement, from guidelines dated [redacted], of most recent bank statement for the month proceeding the closing was not met.				Reviewer Comment (2021-05-12): Per Credit Memo dated [redacted], bank statement no longer required. Condition Clear. Buyer Comment (2021-05-11): [redacted] Guides can be used on this file	05/12/2021			1	A		PA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534980	[redacted]	[redacted]		22073344			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Project has litigation that includes construction defect for roof damage . There are 5 unit owner lawsuits against the HOA vs program requirement tat the HOA cannot be a defendant in litigation Condo project annual budget does not include an allowance for capital reserves vs program minimum reserves requirement of at least [redacted] of the expenditures	The qualifying DTI on the loan is at least 10% less than the guideline maximum.		Owner	Reviewer Comment (2021-05-24): Long established project built in [redacted], condo project does not contain any ineligible characteristics, with no commercial space.			05/24/2021	2	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
215534982	[redacted]	[redacted]		22073365			Credit	Note	General	Note	Loans with an application date after [redacted] using a LIBOR Index are not Agency Salable.	Index: ___; Note Date: ___					Buyer Comment (2021-05-26): [redacted] has elected to waive this exception			05/26/2021	2	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
215534982	[redacted]	[redacted]		22073366			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Preliminary reflects a [redacted] proposed title policy amount. Missing amended title report or supplement indicating a minimum [redacted]. proposed amount is not in file.				Reviewer Comment (2021-05-29): Cleared Buyer Comment (2021-05-26): see updated commitment	05/29/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
215534982	[redacted]	[redacted]		22073367			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Final Closing Disclosure discloses a [redacted] Lender cure credit for tolerance violation.				Reviewer Comment (2021-05-21): Sufficient Cure Provided At Closing		05/21/2021		1	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	No
215534982	[redacted]	[redacted]		22073368			Credit	Missing Document	General	Missing Document	Missing Document: Bank Statements - Business not provided		Application prior to [redacted], guidelines require temporary COVID-19 measures including most recent bank statement.				Reviewer Comment (2021-05-26): Cleared Buyer Comment (2021-05-26): see updated guidelines reflecting COVID overlay elimination	05/26/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
215534983	[redacted]	[redacted]		22073354			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Maximum prepayment penalty on page 3 of the final HUD was not provided.						Buyer Comment (2021-05-27): waive			05/27/2021	2	B		CA	Investment	Purchase		D	B	A	A	D	B	A	A	N/A	N/A	No
215534983	[redacted]	[redacted]		22073358			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank [redacted]): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.					Buyer Comment (2021-05-27): waive			05/27/2021	2	B		CA	Investment	Purchase		D	B	A	A	D	B	A	A	N/A	N/A	No
215534983	[redacted]	[redacted]		22073360			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of [redacted] used as disbursement date for compliance testing.					Buyer Comment (2021-05-27): Waive			05/27/2021	2	B		CA	Investment	Purchase		D	B	A	A	D	B	A	A	N/A	N/A	No
215534983	[redacted]	[redacted]		22073361			Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.					Reviewer Comment (2021-06-02): Certified Closing Statement provided. Clear. Buyer Comment (2021-05-27): See attached Final HUD -1	06/02/2021			1	A		CA	Investment	Purchase		D	B	A	A	D	B	A	A	N/A	N/A	No
215534983	[redacted]	[redacted]		22073362			Compliance	Compliance	State Compliance	State Defect	[redacted] Prepayment Penalty	[redacted] Prepayment Penalty: Maximum prepay allowed is [redacted] months interest calculated on [redacted] of the original balance ([redacted]). Loan contracts for maximum calculated prepay of [redacted], which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. Prepay language states prepay will not exceed maximum permitted by applicable law.					Buyer Comment (2021-05-27): waive			05/27/2021	2	B		CA	Investment	Purchase		D	B	A	A	D	B	A	A	N/A	N/A	No
215534983	[redacted]	[redacted]		22073363			Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.					Reviewer Comment (2021-06-02): Title Co Settlement Statement provided. Clear.	06/02/2021			1	A		CA	Investment	Purchase		D	B	A	A	D	B	A	A	N/A	N/A	No
215534986	[redacted]	[redacted]		22073396			Credit	Credit	Credit Documentation	Credit	Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided						Reviewer Comment (2021-05-25): Cleared Buyer Comment (2021-05-24): Please see uploaded Mavent Report.	05/25/2021			1	A		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534986	[redacted]	[redacted]		22073398			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Lender exception in file for Verification of Rent, borrower is living rent free. [redacted].	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender approved.	Owner Owner Owner,Originator	Reviewer Comment (2021-05-20): Lender approved exception for rental history.			05/20/2021	2	B		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534986	[redacted]	[redacted]		22073400			Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank [redacted]): Safe Harbor requirements not satisfied.					Buyer Comment (2021-05-24): Waived Buyer Comment (2021-05-24): [redacted] has elected to waive this exception.			05/24/2021	2	B		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534986	[redacted]	[redacted]		22073401			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2021-05-26): [redacted] received [redacted] CD.	05/26/2021			1	A		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534986	[redacted]	[redacted]		22073402			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	0% tolerance exceeded by [redacted] due to Title-Processing Fee increase. No Valid Changed Circumstance provided, nor was there evidence of a cure in file.				Reviewer Comment (2021-05-26): [redacted] received [redacted] CD. Buyer Comment (2021-05-24): Please see uploaded CD, dated [redacted], reflecting borrowers opted to use a signing service from the Title Company borrower shopped for. The Title Processing Charge for [redacted] is reflected in Section C, Services Borrower Did Shop For. No cure required. Also, please see uploaded Disclosure Tracking Summary for proof of delivery. Thank you.	05/26/2021			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534986	[redacted]	[redacted]		22073403			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least [redacted] ([redacted]) business days prior to closing.	Loan Estimate provided on [redacted] not signed by borrower, unable to verify receipt date.				Reviewer Comment (2021-05-26): [redacted] received disclosure tracking indicating the revised LE was received the same day issued. Buyer Comment (2021-05-24): Please see disclosure tracking for revised LE, dated [redacted]. and received [redacted]. Also, please see uploaded Final CD reflecting a close date of [redacted].	05/26/2021			1	A		NJ	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534986	[redacted]	[redacted]		22073404			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed is [redacted], Calculated finance charge is [redacted]. Variance of [redacted] Based on review of Lender's compliance report, [redacted] fee was not included in finance charge disclosed to borrower.				Reviewer Comment (2021-05-26): [redacted] received [redacted] CD.	05/26/2021			1	A		NJ	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215534988	[redacted]	[redacted]		22073383			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing Mortgage Statement				Reviewer Comment (2021-05-26): Received mortgage statement for the property. Buyer Comment (2021-05-25): Mortgage Statement for review	05/26/2021			1	A		NC	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No
215534988	[redacted]	[redacted]	22073384	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Mortgage statement for this property is missing from file. There is [redacted] & [redacted] which are unsigned Closing Disclosures, but nothing else to verify mortgage PITI	Reviewer Comment (2021-06-01): REO documents provided.

Buyer Comment (2021-05-27): Mortgage statement, taxes and insurance for Orlando property uploaded

Reviewer Comment (2021-05-26): RE documents for the [redacted] property are still missing - need verification of the taxes and insurance as well as a current mtg statement .

Buyer Comment (2021-05-25): Credit report ordered [redacted]

Reviewer Comment (2021-05-25): [redacted] state : Credit reports may not be greater than [redacted] days old on the Date of the Loan. The date of the loan is [redacted], which is over [redacted] days. Condition remains.

																	Buyer Comment (2021-05-24): Mortgage Statement, taxes and insurance	06/01/2021			1	A		NC	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No
215534988	[redacted]	[redacted]		22073385			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of [redacted] used as disbursement date for compliance testing.	Missing Initial 1003				Reviewer Comment (2021-05-25): Final CD provided. Clear. Buyer Comment (2021-05-24): CD and Settlement Statement with disbursement date [redacted]	05/25/2021			1	A		NC	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No
215534988	[redacted]	[redacted]		22073386			Compliance	Compliance	Federal Compliance	TRID Defect	Missing Closing Disclosure: No Document Used For Fee Testing	Missing Final Closing Disclosure. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	Missing Initial 1003				Reviewer Comment (2021-05-25): Final CD provided. Clear. Buyer Comment (2021-05-24): Initial CD, Final CD, and initial 1003 Buyer Comment (2021-05-24): Signed final closing disclosure	05/25/2021			1	A		NC	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No
215534988	[redacted]	[redacted]		22073387			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Initial - Broker's is incomplete		Broker's initial 1003 was not provided.				Reviewer Comment (2021-05-25): 1003 provided. Condition clear. Buyer Comment (2021-05-24): Initial 1003	05/25/2021			1	A		NC	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No
215534988	[redacted]	[redacted]		22073388			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2021-05-25): Tax and hazard provided. Condition clear. Buyer Comment (2021-05-24): Tax and Insurance information	05/25/2021			1	A		NC	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No
215534989	[redacted]	[redacted]		22073406			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Missing full appraisal report supporting [redacted] appraised value used for LTV				Reviewer Comment (2021-05-07): Received 1004	05/07/2021			1	A		NY	Primary	Refinance - Rate/Term		D	B	D	B	C	B	D	A	Non QM	Non QM	No
215534989	[redacted]	[redacted]		22073407			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Missing full appraisal report supporting [redacted] appraised value used for LTV				Reviewer Comment (2021-05-07): Received 1004.	05/07/2021			1	A		NY	Primary	Refinance - Rate/Term		D	B	D	B	C	B	D	A	Non QM	Non QM	No
215534989	[redacted]	[redacted]		22073408			Credit	Note	General	Note	Loans with an application date after [redacted] using a LIBOR Index are not Agency Salable.	Index: ___; Note Date: ___					Buyer Comment (2021-05-06): [redacted] has elected to waive			05/06/2021	2	B		NY	Primary	Refinance - Rate/Term		D	B	D	B	C	B	D	A	Non QM	Non QM	No
215534989	[redacted]	[redacted]		22073409			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1		Clear Capital Desk Review is in file validating a [redacted] value amount. Missing full appraisal report supporting [redacted] appraised value used for LTV				Reviewer Comment (2021-05-07): Received 1004.	05/07/2021			1	A		NY	Primary	Refinance - Rate/Term		D	B	D	B	C	B	D	A	Non QM	Non QM	No
215534989	[redacted]	[redacted]		22073410			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing VVOE completed within 10 business days of [redacted] Note date for Borrower's employment with [redacted]. Borrower's documented start date [redacted], [redacted] days prior to [redacted] Note date				Reviewer Comment (2021-05-07): WVOE is dated within the required [redacted] days.	05/07/2021			1	A		NY	Primary	Refinance - Rate/Term		D	B	D	B	C	B	D	A	Non QM	Non QM	No
215534989	[redacted]	[redacted]		22073411			Credit	Credit	Credit Documentation	Credit	Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided						Reviewer Comment (2021-05-14): Mavent provided. Condition Clear.	05/14/2021			1	A		NY	Primary	Refinance - Rate/Term		D	B	D	B	C	B	D	A	Non QM	Non QM	No
215534989	[redacted]	[redacted]		22073412			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing evidence of mandatory escrow accounts (impound) for the payment of real estate taxes and hazard insurance. Missing [redacted] escrow waiver agreement executed by Borrower and Lender				Reviewer Comment (2021-05-07): Cleared.	05/07/2021			1	A		NY	Primary	Refinance - Rate/Term		D	B	D	B	C	B	D	A	Non QM	Non QM	No
215534989	[redacted]	[redacted]		22073413			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least [redacted] ([redacted]) business days prior to closing.	Revised Loan Estimate provided on [redacted] received on [redacted] closing date > [redacted] ([redacted] closing date less [redacted])				Reviewer Comment (2021-05-16): The mailbox rule is applied to receipt.	05/16/2021			1	A		NY	Primary	Refinance - Rate/Term	No Defined Cure	D	B	D	B	C	B	D	A	Non QM	Non QM	No
215534989	[redacted]	[redacted]		22073415			Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	- ___	Tax Service Fee (LOL) payee TBD				Buyer Comment (2021-05-11): [redacted] has elected to waive			05/11/2021	2	B		NY	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	D	A	Non QM	Non QM	No
215534989	[redacted]	[redacted]		22073416			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Appraiser and/or Supervisory appraiser are not licensed or certified in the appraiser national registry.	-	Reviewer was unable to find the appraiser on ASC.gov.				Reviewer Comment (2021-05-14): License provided. Condition clear.	05/14/2021			1	A		NY	Primary	Refinance - Rate/Term		D	B	D	B	C	B	D	A	Non QM	Non QM	No
215534993	[redacted]	[redacted]		22073543			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided						Reviewer Comment (2021-06-03): Provided. Buyer Comment (2021-06-02): Conditional Approval uploaded	06/03/2021			1	A		SD	Investment	Purchase		C	A	C	A			A	A			No
215534993	[redacted]	[redacted]		22073545			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraiser Certification of Non-Influence not provided.				Reviewer Comment (2021-06-03): Provided. Buyer Comment (2021-06-02): See page [redacted]: addendum to the appraisal has Appraiser independence	06/03/2021			1	A		SD	Investment	Purchase		C	A	C	A			A	A			No
215534994	[redacted]	[redacted]		22073538			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						Reviewer Comment (2021-06-11): Updated policy provided. Buyer Comment (2021-06-09): Please see attached - Increased coverage to match the RCE. Reviewer Comment (2021-06-04): The coverage is still short [redacted]. The [redacted] replacement cost only covers up to the amount of coverage at [redacted]. The RCE is [redacted]. Buyer Comment (2021-06-02): The policy is also full replacement cost guaranteed. Buyer Comment (2021-06-02): See attached Replacement cost estimator	06/11/2021			1	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
215534995	[redacted]	[redacted]		22073540			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided						Reviewer Comment (2021-06-01): Appraisal provided. Buyer Comment (2021-05-27): Appraisal uploaded.	06/01/2021			1	A		IL	Investment	Purchase		D	A	D	A			D	A			No
215534995	[redacted]	[redacted]		22073546			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1						Reviewer Comment (2021-06-01): Appraisal provided. Buyer Comment (2021-05-27): Appraisal uploaded.	06/01/2021			1	A		IL	Investment	Purchase		D	A	D	A			D	A			No
215534995	[redacted]	[redacted]		22073547			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Most recent 2 consecutive month not provided. File contains from [redacted] to [redacted].				Reviewer Comment (2021-06-01): Additional asset statement provided. Buyer Comment (2021-05-27): [redacted] to [redacted] [redacted] bank statement.	06/01/2021			1	A		IL	Investment	Purchase		D	A	D	A			D	A			No
215534995	[redacted]	[redacted]		22073548			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Unable to determine as appraisal is missing from the loan file.				Reviewer Comment (2021-06-01): Appraisal provided.	06/01/2021			1	A		IL	Investment	Purchase		D	A	D	A			D	A			No
215534995	[redacted]	[redacted]		22073549			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Comparable rent Schedule not provided.				Reviewer Comment (2021-06-01): Provided. Buyer Comment (2021-05-27): Appraisal uploaded.	06/01/2021			1	A		IL	Investment	Purchase		D	A	D	A			D	A			No
215534995	[redacted]	[redacted]		22073550			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Purchase contract states the rental income is [redacted] a month however the lease provided states [redacted]. Is there another lease not provided?				Reviewer Comment (2021-06-01): [redacted] in rents used to qualify, which is supported by the market rents on appraisal. Buyer Comment (2021-05-27): Lease matches appraisal amount of [redacted].	06/01/2021			1	A		IL	Investment	Purchase		D	A	D	A			D	A			No
215534995	[redacted]	[redacted]		22073551			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	The appraisal is made subject to repairs: for repair of the garage and removal of the pile of debris in the yard.				Reviewer Comment (2021-06-03): Final inspection provided, debris and garage have been removed. Buyer Comment (2021-06-02): Uploaded Form 1004 [redacted]	06/03/2021			1	A		IL	Investment	Purchase		D	A	D	A			D	A			No
215534995	[redacted]	[redacted]		22073552			Credit	Property - Appraisal	Property Eligibility - Site and Utilities	Property - Appraisal	Subject property has environmental problems noted by appraiser or visible in the photos	-	The appraisal is made subject to repairs: for repair of the garage and removal of the pile of debris in the yard.				Reviewer Comment (2021-06-03): Final inspection provided, debris and garage have been removed. Buyer Comment (2021-06-02): Uploaded Form 1004 [redacted] which stated garage removed and no longer environmental problem	06/03/2021			1	A		IL	Investment	Purchase		D	A	D	A			D	A			No
215534999	[redacted]	[redacted]		22073589			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.			The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Compensating Factor	Owner Owner Owner,Originator				05/27/2021	2	B		FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534999	[redacted]	[redacted]		22073590			Compliance	Compliance	Federal Compliance	ATR/QM Defect	C-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank [redacted]): Self-employed income documentation not sufficient (C-Corp).						06/08/2021			1	A		FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534999	[redacted]	[redacted]		22073591			Compliance	Compliance	Federal Compliance	ATR/QM Defect	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank [redacted]): Self-employed income documentation not sufficient (S-Corp).						06/08/2021			1	A		FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534999	[redacted]	[redacted]		22073593			Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank [redacted]): Safe Harbor requirements not satisfied.						06/03/2021			1	A		FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534999	[redacted]	[redacted]		22073595			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.						06/08/2021			1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
215534999	[redacted]	[redacted]		22073597			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-						06/08/2021			1	A		FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534999	[redacted]	[redacted]		22073599			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank [redacted]): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period.						06/08/2021			1	A		FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534999	[redacted]	[redacted]		22073601			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank [redacted]): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].						06/08/2021			1	A		FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215534999	[redacted]	[redacted]		22073603			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank [redacted]): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].						06/10/2021			1	A		FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215535000	[redacted]	[redacted]		22073559			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan amount on page 3 of the final HUD was not provided.		Page [redacted] of HUD not provided				Reviewer Comment (2021-06-01): HUD was not used - a Closing Stmt was and does not include this info - item is cleared. Buyer Comment (2021-05-26): Please note [redacted] is a "Dry Funding" State and it is permissible to have the Estimate signed at closing with final issued after consummation. The Final Title Closing Statement has been uploaded for your review.	06/01/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]		22073560			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan term on page 3 of the final HUD was not provided.		Page [redacted] of HUD not provided				Reviewer Comment (2021-06-03): cleared Buyer Comment (2021-06-01): Condition is still OPEN. Please clear this condition per notes. Reviewer Comment (2021-06-01): HUD was not used - a Closing Stmt was used which is acceptable - Closing stmt does not include this info - item is cleared. Buyer Comment (2021-05-26): Please note [redacted] is a "Dry Funding" State and it is permissible to have the Estimate signed at closing with final issued after consummation. The Final Title Closing Statement has been uploaded for your review.	06/03/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]		22073561			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.		Page [redacted] of HUD not provided				Reviewer Comment (2021-06-01): A HUD was not used - a Closing stmt was - which is acceptable - closing stmt does not include this info. Condition is cleared. Buyer Comment (2021-05-26): Please note [redacted] is a "Dry Funding" State and it is permissible to have the Estimate signed at closing with final issued after consummation. The Final Title Closing Statement has been uploaded for your review.	06/01/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]		22073562			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.		Page [redacted] of HUD not provided				Reviewer Comment (2021-06-01): A HUD was not used - a Closing stmt was - which is acceptable - closing stmt does not include this info. Condition is cleared. Buyer Comment (2021-05-26): Please note [redacted] is a "Dry Funding" State and it is permissible to have the Estimate signed at closing with final issued after consummation. The Final Title Closing Statement has been uploaded for your review.	06/01/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]		22073563			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your interest rate rise question on page 3 of the final HUD was not provided.		Page [redacted] of HUD not provided				Reviewer Comment (2021-06-01): A HUD was not used - a Closing stmt was - which is acceptable - closing stmt does not include this info. Condition is cleared. Buyer Comment (2021-05-26): Please note [redacted] is a "Dry Funding" State and it is permissible to have the Estimate signed at closing with final issued after consummation. The Final Title Closing Statement has been uploaded for your review.	06/01/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]		22073564			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your loan balance rise question on page 3 of the final HUD was not provided.		Page [redacted] of HUD not provided				Reviewer Comment (2021-06-01): A HUD was not used - a Closing stmt was - which is acceptable - closing stmt does not include this info. Condition is cleared. Buyer Comment (2021-05-26): Please note [redacted] is a "Dry Funding" State and it is permissible to have the Estimate signed at closing with final issued after consummation. The Final Title Closing Statement has been uploaded for your review.	06/01/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]		22073565			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the final HUD was not provided.		Page [redacted] of HUD not provided				Reviewer Comment (2021-06-01): A HUD was not used - a Closing stmt was - which is acceptable - closing stmt does not include this info. Condition is cleared. Buyer Comment (2021-05-26): Please note [redacted] is a "Dry Funding" State and it is permissible to have the Estimate signed at closing with final issued after consummation. The Final Title Closing Statement has been uploaded for your review.	06/01/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]		22073566			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided.		Page [redacted] of HUD not provided				Reviewer Comment (2021-06-01): A HUD was not used - a Closing stmt was - which is acceptable - closing stmt does not include this info. Condition is cleared. Buyer Comment (2021-05-26): Please note [redacted] is a "Dry Funding" State and it is permissible to have the Estimate signed at closing with final issued after consummation. The Final Title Closing Statement has been uploaded for your review.	06/01/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]		22073567			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Balloon term question on page 3 of the final HUD was not provided.		Page [redacted] of HUD not provided				Reviewer Comment (2021-06-01): A HUD was not used - a Closing stmt was - which is acceptable - closing stmt does not include this info. Condition is cleared. Buyer Comment (2021-05-26): Please note [redacted] is a "Dry Funding" State and it is permissible to have the Estimate signed at closing with final issued after consummation. The Final Title Closing Statement has been uploaded for your review.	06/01/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]		22073568			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Escrow question on page 3 of the final HUD was not provided.		Page [redacted] of HUD not provided				Reviewer Comment (2021-06-01): A HUD was not used - a Closing stmt was - which is acceptable - closing stmt does not include this info. Condition is cleared. Buyer Comment (2021-05-26): Please note [redacted] is a "Dry Funding" State and it is permissible to have the Estimate signed at closing with final issued after consummation. The Final Title Closing Statement has been uploaded for your review.	06/01/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]	22073570	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank [redacted]): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within [redacted] ([redacted]) business days of application or determination of first lien status.	disclosure not provided	Buyer Comment (2021-06-03): Borrower received Notice of Right to Copy of Appraisal (ECOA) [redacted]. Application date of transaction is [redacted].

Reviewer Comment (2021-06-03): ECOA Appraisal Requirements apply to business purpose loans so this exception is valid. See below reg citation from Official Commentary to 1002.14(a)(1)-1:

1. Coverage. Section 1002.14 covers applications for credit to be secured by a first lien on a dwelling, as that term is defined in § 1002.14(b)(2), whether the credit is for a business purpose (for example, a loan to start a business) or a consumer purpose (for example, a loan to purchase a home).

Reviewer Comment (2021-06-03): This has been elevated.

Buyer Comment (2021-06-01): Per [redacted] Guidelines [redacted], Section 11.1 Compliance Requirements, for a loan to be eligible for sale to [redacted], it must be in compliance with each of the following except where compliance is NOT required because the loan is a business purpose/investor occupancy Loan:
a. Dodd-Frank;
b. Truth in Lending Act and the Integrated Disclosure Rule;
c. Real Estate Settlement Procedures Act;
d. Fair Credit Reporting Act;
e. Financial Institutions Reform Recovery and Enforcement Act;
f. Financial Services Modernization Act;
g. Home Ownership and Equity Protection Act;
h. Homeowners Protection Act;
i. Mortgage Disclosure Improvement Act;
j. Equal Credit Opportunity Act;
k. US Patriot Act.
The transaction loan product is a SPA10, business purpose/investor loan. Compliance does not apply for the listed federal regulations above.

Reviewer Comment (2021-06-01): Lender still required to provide this disclosure w/in [redacted] days of application - condition remains open.

																	Buyer Comment (2021-05-26): Please note loan program is SP A10 and it is a business purpose loan. ECOA does not apply.			06/03/2021	2	B		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]		22073571			Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	Final HUD not provided				Reviewer Comment (2021-06-01): Received final closing Statement - HUD-1 was not used which is acceptable as this is investment property. Buyer Comment (2021-05-26): Please see attached Final Title Closing Statement for review.	06/01/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]		22073573			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2021-06-01): Received Tax Cert for property. Buyer Comment (2021-05-26): Please see attached documents for your review.	06/01/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535000	[redacted]	[redacted]		22073574			Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.					Reviewer Comment (2021-06-07): Cleared Buyer Comment (2021-06-03): Please note that [redacted] is a Dry Funding State. It is permissible to have the estimate signed at closing with the final issued well after consummation. A Title Closing Statement is permissible to use in the state of [redacted].	06/07/2021			1	A		CA	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
215535001	[redacted]	[redacted]		22073585			Credit	Credit	Credit Documentation	Credit	Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided		Compliance report missing from file				Reviewer Comment (2021-06-08): Provided. Buyer Comment (2021-06-07): Uploaded MAVENT	06/08/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
215535001	[redacted]	[redacted]		22073588			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-01): Sufficient Cure Provided At Closing		06/01/2021		1	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
215535005	[redacted]	[redacted]		22073628			Credit	Credit	Credit Documentation	Credit	Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided						Reviewer Comment (2021-05-11): Mavent provided. Condition Clear. Buyer Comment (2021-05-10): Uploaded MAVENT please clear.	05/11/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215535005	[redacted]	[redacted]		22073630			Credit	Note	General	Note	Loans with an application date after [redacted] using a LIBOR Index are not Agency Salable.	Index: ___; Note Date: ___					Reviewer Comment (2021-05-11): Lender elected to Waive this condition. Buyer Comment (2021-05-10): [redacted] has elected to waive this condition.			05/11/2021	2	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215535005	[redacted]	[redacted]	22073631	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed is [redacted], Calculated finance charge is [redacted]. Variance of [redacted] Based on review of Lender's compliance report, [redacted] fee was not included in finance charge disclosed to borrower. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	Reviewer Comment (2021-06-04): [redacted] received PCCD, LOE, copy of refund check, and Proof of delivery and RTC; exception is cured.

Buyer Comment (2021-06-03): BWRS allowed Recission to expire with no action. Please Clear.

Reviewer Comment (2021-05-27): [redacted] received required cure documents. RTC expires in [redacted], exceptions can be cured on [redacted].

Buyer Comment (2021-05-26): Uploaded email sent to BWR for re-open of Recission.

Reviewer Comment (2021-05-26): [redacted] received copy of unexecuted RTC's and LOE to borrower for reopen rescission. Missing proof of delivery and receipt at least 3 business days prior to the [redacted] cancel by date to finalize proof of reopening of rescission. (prior tracking was sent prior to the LOE date of [redacted] which accompanied the RTC's)

Buyer Comment (2021-05-25): Notice of Right to Cancel sent via email to BWRs.

Reviewer Comment (2021-05-25): [redacted] received Corrected CD, LOE to borrower copy of refund check for cure and proof of delivery. Missing proof of reopening of rescission. As this is a material disclosure, reopening of rescission is required. The Rescission period on a loan starts when the latest of three things occurs, the execution of the notice of right to cancel, the consummation of the loan, and the receipt by the consumer of the accurate material disclosures. The material disclosures include the following: APR, Finance Charge, Amount Financed, Total of Payments and Payment stream from the final CD. A separate EV3-C exception for extended rescission right will be cited of the remediation does not include evidence the lender re opened rescission.

Buyer Comment (2021-05-20): Uploaded Refund docs a PCCD.

Reviewer Comment (2021-05-11): [redacted] received Corrected CD, LOE to borrower and proof of mailing. However the LOE to borrower did not explain the Finance charge underdisclosure and cure/correction. Also missing copy of refund check for the underdisclosure of [redacted], proof of reopening of rescission and proof of delivery of the refund and reopening of rescission. Title-Electronic Document Processing [redacted], Title-Electronic Document Storage and [redacted] of the [redacted] wire transfer fees were not included in Finance charge calculation per Compliance report less the lower prepaid interest. Provide remaining cure documentation.

																	Buyer Comment (2021-05-10): Uploaded LOE & PCCD sent US Mail to BWRs on [redacted]. Please clear.		06/04/2021		2	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215535005	[redacted]	[redacted]		22073632			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan will have an escrow account.	The final CD did not disclose the reason there would not be an Escrow Account, the selection was left blank.				Reviewer Comment (2021-05-11): [redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2021-05-10): Uploaded LOE & PCCD [redacted] being sent via US Mail. Tracking label to follow.		05/11/2021		2	B		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215535005	[redacted]	[redacted]		22073633			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to [redacted] ([redacted]) business days from transaction date of [redacted].	The final CD and the Security Instrument were signed [redacted] and as such, this date is considered the transaction date.				Reviewer Comment (2021-05-11): PC CD and mailing label provided with correct funding date. Condition Clear. Buyer Comment (2021-05-11): Not required. See uploaded corrected PCCDs and Tracking Label. Buyer Comment (2021-05-10): Corrected LOEs & PCCDs uploaded from [redacted] and [redacted]. Please clear.	05/11/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215535005	[redacted]	[redacted]	22073634	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Total of Payments on page [redacted] that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [redacted]).	[redacted] received Corrected CD issued [redacted] and LOE to borrower. TOP disclosed on the final CD is inaccurate based on fees disclosed on the PCCD dated [redacted] resulting from [redacted] increase in borrower paid loan costs reflected in Section D. [redacted] testing approach as a TPR assumes that fee changes reflected on a PCCD are corrections, rather than updates of fees that would result from changes that occurred after closing. That is, a lender incorrectly disclosed fees they were aware of (or should have been aware of) on the final CD and therefore issued a PCCD reflecting the actual fees that should have been disclosed on the final CD. Accordingly, [redacted] will calculate the [TOP based on corrected fees on the PCCD and cite exceptions if the TOP disclosed on the final CD (provided at or before consummation) is inaccurate based on the updated fees shown on PCCD. The reason for testing in this manner is that (1) 1026.17(b) (and related commentary) provides that disclosures must be made before consummation; (2) 1026.19(f)(1)(ii) and (f)(2)(ii) require the CD to be provided [redacted] business days before consummation; and (3) 1026.19(f)(2) and (ii) provide that the CD must be provided before or at consummation. One exception to this would be if the PCCD was issued only due to a change in interim interest (based on a change in disbursement date), such changes would not result in any exception for the PCCD. The cure for the TOP exception includes a Letter of Explanation, Copy of Refund check for full under-disclosed amount, Proof of Delivery, Reopening Rescission, and Corrected CD. Tolerance was exceeded.	Reviewer Comment (2021-06-04): [redacted] received PCCD, LOE, copy of refund check, and Proof of delivery and RTC; exception is cured.

Buyer Comment (2021-06-03): BWRS allowed Recission to expire with no action. Please Clear.

Reviewer Comment (2021-05-27): [redacted] received required cure documents. RTC expires in [redacted], exceptions can be cured on [redacted].

Buyer Comment (2021-05-26): See uploaded email sent to re-open Recission.

Reviewer Comment (2021-05-25): [redacted] received Corrected CD, LOE to borrower copy of refund check for cure and proof of delivery. Missing proof of reopening of rescission. As this is a material disclosure, reopening of rescission is required. The Rescission period on a loan starts when the latest of three things occurs, the execution of the notice of right to cancel, the consummation of the loan, and the receipt by the consumer of the accurate material disclosures. The material disclosures include the following: APR, Finance Charge, Amount Financed, Total of Payments and Payment stream from the final CD. A separate EV3-C exception for extended rescission right will be cited of the remediation does not include evidence the lender re opened rescission.

Buyer Comment (2021-05-20): See Uploaded Refund and PCCD

Reviewer Comment (2021-05-14): Section D increased by [redacted] on the PCCD and the Prepaid interest dropped by [redacted], leaving a cure required of [redacted]. Please provide PCCD, LOE, Reopen RTC, copy of refund check, and proof of delivery.as this is a material exception.

																	Buyer Comment (2021-05-12): Please clear Per my Compliance Dept: The per diem interest on the final PCCD reflects [redacted]. It previously reflected [redacted] which is a difference to the bottom line of [redacted]. The additional change in the bottom line in Section D is due to the title fees changing, which is common when the consumer shops for their title provider and [redacted] has no control over borrower shopped providers. At no time did any zero tolerance fees increase and there is no cure due. Title companies finalize their fees frequently at closing and unless the company is listed on the SSPL or is our Affiliate, which is not the case on this loan, [redacted] is not required to control increases in title fees and no cure is due.		06/04/2021		2	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215535006	[redacted]	[redacted]		22073635			Credit	Credit	Credit Documentation	Credit	Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided							06/02/2021			1	A		TN	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215535006	[redacted]	[redacted]		22073636			Credit	Missing Document	General	Missing Document	Missing Document: Cancelled Check(s) not provided							06/04/2021			1	A		TN	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215535006	[redacted]	[redacted]		22073638			Credit	Credit	Miscellaneous	Guideline	Credit Exception:							06/02/2021			1	A		TN	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215535006	[redacted]	[redacted]		22073639			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.							05/29/2021		2	B		TN	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215535006	[redacted]	[redacted]		22073640			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.						05/29/2021			1	A		TN	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215535006	[redacted]	[redacted]		22073641			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.							06/04/2021		2	B		TN	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215535007	[redacted]	[redacted]		22073642			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Missing 2 full appraisals report including addendum(s) and photos to support [redacted] value amount used for LTV.				Reviewer Comment (2021-04-20): 2 appraisals provided. Buyer Comment (2021-04-19): Appraisals	04/20/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]		22073643			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2021-04-20): Hazard binder provided. Condition Cleared. Buyer Comment (2021-04-19): HOI	04/20/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]		22073644			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.						Reviewer Comment (2021-04-21): [redacted] Page provided. Condition Clear. Buyer Comment (2021-04-20): Correct HOI	04/21/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]		22073645			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.						Reviewer Comment (2021-04-20): Appraisal provided. Condition Clear. Buyer Comment (2021-04-19): Appraisals after Disaster end date	04/20/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]	22073647	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	[redacted] DTI > 43% E1 - Premier Jumbo program maximum. [redacted] DTI > 43% E1 - Premier Jumbo program maximum. Lender's [redacted] includes simulataneous HELOC Second [redacted] payment. [redacted] includes a [redacted] based on a greater of the lender's qualifying payment or the amortized payment (based on the original rate, draw amount and term calculation.	Reviewer Comment (2021-05-25): Loan has been changed post close to J10 Non-QM program, DTI max is [redacted].

Reviewer Comment (2021-05-12): Payment changed to [redacted], however DTI still [redacted]. Condition remains open.

Buyer Comment (2021-05-11): The HELOC associated with this loan is Interest Only. Please qualify using that payment.

Reviewer Comment (2021-04-22): Unable to use YTD p/l for qualifying as it is not an audited p/l per the cover letter from the accountant. Condition remains open.

Buyer Comment (2021-04-22): We are being conservative on Borrower 1 [redacted] income. Lets use YTD plus [redacted] year average as his income is increasing.

																	Buyer Comment (2021-04-21): Please review as this is a Interest Only loan	05/25/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]		22073648			Compliance	Compliance	Federal Compliance	ATR/QM	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank [redacted]): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.	[redacted] return was not signed and efile was not present.				Buyer Comment (2021-04-19): [redacted] has elected to waive this exception			04/19/2021	2	B		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]		22073650			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank [redacted]): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [redacted] moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	[redacted] DTI > 43% E1 - Premier Jumbo program maximum. [redacted] DTI > 43% E1 - Premier Jumbo program maximum. Lender's [redacted] includes simulataneous HELOC Second [redacted] payment. [redacted] includes a [redacted] based on a greater of the lender's qualifying payment or the amortized payment (based on the original rate, draw amount and term calculation.				Reviewer Comment (2021-05-25): Loan has been changed post close to J10 Non-QM program, DTI [redacted]. Buyer Comment (2021-05-21): SP J10 Approval and Lock	05/25/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]		22073651			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	DTI				Reviewer Comment (2021-05-25): Loan has been changed post close to J10 Non-QM program, DTI [redacted].	05/25/2021			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	Yes
215535007	[redacted]	[redacted]		22073652			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank [redacted]): Total Debt to Income Ratio exceeds [redacted] and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	[redacted] DTI > 43% E1 - Premier Jumbo program maximum. [redacted] DTI > 43% E1 - Premier Jumbo program maximum. Lender's [redacted] includes simulataneous HELOC Second [redacted] payment. [redacted] includes a [redacted] based on a greater of the lender's qualifying payment or the amortized payment (based on the original rate, draw amount and term calculation.				Reviewer Comment (2021-05-25): Loan has been changed post close to J10 Non-QM program, DTI [redacted].	05/25/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]		22073653			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted]				Reviewer Comment (2021-04-20): [redacted] received Changed circumstance. Buyer Comment (2021-04-19): COC and Lock for review	04/20/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	Yes
215535007	[redacted]	[redacted]		22073655			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1						Reviewer Comment (2021-04-20): Appraisal received. Condition Clear. Buyer Comment (2021-04-19): Provided	04/20/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]		22073656			Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		Disbursement Date: [redacted]; Transaction Date: [redacted]				Reviewer Comment (2021-04-21): Funding sheet provided. Condition Cleared. Buyer Comment (2021-04-20): Funding Worksheet Reviewer Comment (2021-04-20): Please provide either a Lender screenshot showing funding date or information from the title co disclosing actual disbursement. Condition remains. Buyer Comment (2021-04-19): PCCD for review	04/21/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	Yes
215535007	[redacted]	[redacted]		22073657			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard coverage has a shortfall of [redacted]. Provide increased dwelling coverage, coverage to match the loan amount or Replacement Cost Estimator matching the Dec Page provided.				Reviewer Comment (2021-04-21): Hazard cover of [redacted] w/[redacted] extended coverage provided. Reviewer Comment (2021-04-21): RCE does not reflect the insurer for the trailing docs hazard. Buyer Comment (2021-04-20): RCE for review	04/21/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]		22073658			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure to borrower at closing				Reviewer Comment (2021-04-20): Sufficient Cure Provided At Closing		04/20/2021		1	A		CA	Primary	Purchase	Final CD evidences Cure	D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	Yes
215535007	[redacted]	[redacted]		22073660			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Loan approval reflecting post close program change required.				Reviewer Comment (2021-05-27): Received. Buyer Comment (2021-05-25): Approval for review	05/27/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]		22073661			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FNMA Transmittal Summary (FNMA Form 1008 11/92) is missing.		1008 reflecting post close loan program change required.				Reviewer Comment (2021-05-27): Received Buyer Comment (2021-05-25): 1008 for review	05/27/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]		22073662			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rate lock reflecting post close program change required.				Reviewer Comment (2021-05-27): Received Buyer Comment (2021-05-25): Rate Lock for review	05/27/2021			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535007	[redacted]	[redacted]		22073663			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank [redacted]): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan program changed post-close to J10 non-QM program.				Buyer Comment (2021-06-03): Acknowledged. Non QM designation now applies. Buyer Comment (2021-06-03): What is needed to clear this exception? I do not see any indication of what is needed to resolve this exception and it appears to be the only open exception on the loan.			06/03/2021	2	B		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM	Non QM	No
215535015	[redacted]	[redacted]		22073787			Credit	Credit	Credit Documentation	Credit	Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided						Reviewer Comment (2021-06-16): Provided. Buyer Comment (2021-06-14): Uploaded all pages of Mavent report separated into two pdf's. Reviewer Comment (2021-06-11): Unable to clear as Mavent is missing pages [redacted] through [redacted]. Please provide all pages of Mavent Report. Buyer Comment (2021-06-09): Mavent report Reviewer Comment (2021-06-07): All pages of [redacted] not received. Buyer Comment (2021-06-03): Mavent report uploaded	06/16/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535015	[redacted]	[redacted]	22073789	Credit	Asset	Asset Documentation	Asset	Assets Error: Borrower was not provided	-	Reviewer Comment (2021-06-16): Provided.

Buyer Comment (2021-06-14): Bank statements were provided. [redacted] checking account ending in [redacted] shows withdrawal of [redacted] on [redacted] (pg. 3) and withdrawal on [redacted] for [redacted] (pg. [redacted]). Sales agreement and settlement statement provided as evidence of EMD deposit.

Reviewer Comment (2021-06-11): Missing evidence of receipt for EMD deposits. Bank statements to support source.

Reviewer Comment (2021-06-07): Missing deposit receipt for [redacted] and [redacted] EMD as reflected on CD and Bank statements

																	Buyer Comment (2021-06-03): Earnest money withdrawn from [redacted] account	06/16/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535015	[redacted]	[redacted]	22073791	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Creditor did not provide a copy of revised valuation to applicant [redacted] ([redacted]) business days prior to consummation.	Reviewer Comment (2021-06-16): Evidence of when received was provided.

Buyer Comment (2021-06-14): See appraisal confirmation signed by borrower acknowledging receipt of appraisal [redacted] days or more, prior to the date of execution. Per Section 1002.14(a)(1) ...
i. For purposes of this timing requirement, "provide" means "deliver." Delivery occurs three business days after mailing or delivering the copies to the last-known address of the applicant, or when evidence indicates actual receipt by the applicant, whichever is earlier. ....Appraisal was e-mailed [redacted], delivery occurred before loan closed.

Reviewer Comment (2021-06-11): Missing evidence borrower received appraisal prior to [redacted]. Email provided only indicates date email was sent not day Borrower actually viewed.

Buyer Comment (2021-06-09): Appraisal confirmation

Reviewer Comment (2021-06-07): Appraisal emailed [redacted]. Acknowledgement of receipt by Borrower not indicated. [redacted] day is [redacted] loan closed [redacted].

																	Buyer Comment (2021-06-03): Evidence appraisal 1004d emailed to borrower	06/16/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535015	[redacted]	[redacted]	22073792	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank [redacted]): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [redacted] moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Reviewer Comment (2021-06-30): Cleared

Buyer Comment (2021-06-29): It appears that the reviewer was taking schedule E and calculating a rent loss from schedule E and applying that negative rent in addition to the PITIA for the property. There is no guideline with FNMA or on the J10 product that would require a higher loss to be applied to the property than the full PITIA if no rental income is being used to qualify which is the case here. The PITIA is [redacted] on the property so the negative rent would be [redacted] only NOT the [redacted] that is currently showing in your system.

																	Once the negative rent for the investment property is corrected to reflect just the PITIA of [redacted] since we are using no rental income to qualify and thus would just include the full PITIA in the DTI you will arrive at DTI well below the [redacted] allowed by the program and that should resolve the outstanding DTI / ATR issues on the loan. DTI is [redacted]	06/30/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535015	[redacted]	[redacted]		22073796			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2021-06-04): [redacted] received valid COC dated [redacted] for increased in Broker fee Buyer Comment (2021-06-03): LE issued [redacted] had a n increase to the loan amount. Change is Valid.	06/04/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215535015	[redacted]	[redacted]		22073797			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2021-06-04): [redacted] upon further review sufficient cure was provided at closing Buyer Comment (2021-06-03): Final CD includes a [redacted] credit for increase in closing costs above the legal limit.	06/04/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215535015	[redacted]	[redacted]		22073798			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2021-06-04): [redacted] upon further review sufficient cure was provided at closing Buyer Comment (2021-06-03): Final CD includes a [redacted] credit for increase in closing costs above the legal limit.	06/04/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215535015	[redacted]	[redacted]		22073799			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2021-06-04): [redacted] upon further review there is no tolerance violation Buyer Comment (2021-06-03): Title-Recording service fee falls under the [redacted] bucket. The aggregate total is under the amount disclosed on the LE. Section 1026.19(e)(3)(ii) provides that certain estimated charges are in good faith if the sum of all such charges paid by or imposed on the consumer does not exceed the sum of all such charges disclosed pursuant to § 1026.19(e) by more than [redacted]. Please waive condition.	06/04/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215535015	[redacted]	[redacted]	22073800	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	It appears that the net rental income is higher than projected on the original DTI.	Reviewer Comment (2021-06-30): Cleared

Buyer Comment (2021-06-29): It appears that the reviewer was taking schedule E and calculating a rent loss from schedule E and applying that negative rent in addition to the PITIA for the property. There is no guideline with FNMA or on the J10 product that would require a higher loss to be applied to the property than the full PITIA if no rental income is being used to qualify which is the case here. The PITIA is [redacted] on the property so the negative rent would be [redacted] only NOT the [redacted] that is currently showing in your system.

																	Once the negative rent for the investment property is corrected to reflect just the PITIA of [redacted] since we are using no rental income to qualify and thus would just include the full PITIA in the DTI you will arrive at DTI well below the [redacted] allowed by the program and that should resolve the outstanding DTI / ATR issues on the loan. DTI is [redacted]	06/30/2021			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215535015	[redacted]	[redacted]	22073801	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	It appears that the net rental income is higher than projected on the original DTI.	Reviewer Comment (2021-06-30): Cleared

Buyer Comment (2021-06-29): It appears that the reviewer was taking schedule E and calculating a rent loss from schedule E and applying that negative rent in addition to the PITIA for the property. There is no guideline with FNMA or on the J10 product that would require a higher loss to be applied to the property than the full PITIA if no rental income is being used to qualify which is the case here. The PITIA is [redacted] on the property so the negative rent would be [redacted] only NOT the [redacted] that is currently showing in your system.

Once the negative rent for the investment property is corrected to reflect just the PITIA of [redacted] since we are using no rental income to qualify and thus would just include the full PITIA in the DTI you will arrive at DTI well below the 50% allowed by the program and that should resolve the outstanding DTI / ATR issues on the loan. DTI is [redacted]

Buyer Comment (2021-06-29): Where under what Guidelines are you determining that we must use a schedule E method for determining rental income or loss when we are not using any rental income for the property? All that is required is that the full PITIA for the property be included in the DTI. We would never take schedule E and derive a higher loss than the PITIA and use that loss in the DTI. Please only include the PITIA for the property as negative rent per FNMA guides which is what we follow if the sales guide is silent on a specific matter.

Reviewer Comment (2021-06-16): Using the Schedule E method for rental income results in a greater monthly loss than using no income at all. The most conservative calculation method is required to be used.

Buyer Comment (2021-06-14): Rental income was not used.

Reviewer Comment (2021-06-11): Lease and bank statements not provided to support rental income Sch E calculations for investment used as taxes provided.

																	Buyer Comment (2021-06-09): The investment REO expenses are less than your calculation of [redacted]. See mortgage statement for PITI.	06/30/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535015	[redacted]	[redacted]		22073802			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank [redacted]): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing current lease agreement and proof of EMD. It appears that the net rental income is higher than projected on the original DTI.				Reviewer Comment (2021-06-07): Cleared Buyer Comment (2021-06-03): Rental income was not used to qualify.	06/07/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535015	[redacted]	[redacted]		22073803			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	[redacted] tax returns were used however [redacted] tax transcripts were not provided.				Reviewer Comment (2021-06-23): Received [redacted] transcripts Buyer Comment (2021-06-18): [redacted] Tax Transcripts Reviewer Comment (2021-06-12): Tax returns were used to support rental income. Per Section [redacted] of guides if tax returns are used to determine income tax transcripts must be provided, Reviewer Comment (2021-06-12): Cleared Buyer Comment (2021-06-11): This is a J10 loan. Tax transcripts are not required.	06/23/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535015	[redacted]	[redacted]		22073804			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2021-06-04): Sufficient Cure Provided At Closing		06/04/2021		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215535015	[redacted]	[redacted]		22073805			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2021-06-04): Sufficient Cure Provided At Closing		06/04/2021		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215535015	[redacted]	[redacted]		22073806			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Mortgage statement dated [redacted] indicates a payment was not made for [redacted] creating a [redacted] X [redacted] in last [redacted] months which is not allowed per guides.				Reviewer Comment (2021-06-16): Verification provided. Buyer Comment (2021-06-14): Uploaded PHH Mortgage Statement with Transaction activity showing [redacted] and [redacted] payment posted to the account	06/16/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535017	[redacted]	[redacted]		22073807			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	There was no VCC or cure to the borrower for the increase in the Mortgage Broker Fee by [redacted]. Provide VCC or cure, along with a corrected CD and evidence it was sent to the borrower.				Reviewer Comment (2021-05-14): [redacted] received [redacted] VCC.	05/14/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215535017	[redacted]	[redacted]		22073811			Credit	Missing Document	General	Missing Document	Missing Document: Bank Statements - Business not provided		Loan file missing complete business bank statement for account ending [redacted], for [redacted] - [redacted]. Please provide all pages.				Reviewer Comment (2021-06-30): All pages provided. Condition Clear Reviewer Comment (2021-06-03): The same 8 pages that were already in the file were provided again. The pages with the individual credits, daily balance and overdraft section found on all the other monthly statements is still missing for this statement. Reviewer Comment (2021-05-13): Account statement still missing pages. Debt transactions end [redacted]. Document does not contain sections for Credits, Daily Balance, or Overdraft/Return Items Fees. Remains open.	06/30/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535017	[redacted]	[redacted]		22073812			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Provide correct coverage amount.				Reviewer Comment (2021-05-13): Update provided. Condition Clear.	05/13/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535018	[redacted]	[redacted]		22073813			Credit	Credit	Credit Documentation	Credit	Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided						Reviewer Comment (2021-05-10): Received Mavent report. Buyer Comment (2021-05-07): uploaded MAVENT	05/10/2021			1	A		CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215535018	[redacted]	[redacted]		22073815			Credit	Note	General	Note	Loans with an application date after [redacted] using a LIBOR Index are not Agency Salable.	Index: ___; Note Date: ___					Buyer Comment (2021-05-07): [redacted] has elected to waive this condition.			05/07/2021	2	B		CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215535018	[redacted]	[redacted]	22073816	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___ ___	Missing Social Security Award letter for both borrowers.	Reviewer Comment (2021-05-17): cleared

Buyer Comment (2021-05-14): See uploaded FNMA requirements. Subject loan is J10 Approval and GL's are non specific as to # of Bank Statements required. Therefore, [redacted] Deferred to FNMA Guidelines which states - 1099 and / or Proof of receipt. [redacted] provided the 1099 previously uploaded and [redacted] months bank statement deposits to [redacted] account as further evidence of continuance uploaded.

Reviewer Comment (2021-05-14): Award letter or evidence of [redacted] months receipt is required by [redacted]. [redacted] months bank statements provided for the co borrower, however only [redacted] months provided for the borrower. Please provide an award letter or additional [redacted] months of bank statements showing receipt of SSI for the borrower.

Buyer Comment (2021-05-13): We have [redacted] 1099 along with current receipt of SSI sourced with bank statements and per FNMA guidelines, the documents required is either proof of receipt (or)
 SSA letter. Bank statements are in file.

Reviewer Comment (2021-05-10): Exception is for the missing award letters only - no continuance. No award letters provided - condition remains open.

																	Buyer Comment (2021-05-07): Uploaded income docs. SSI Continuance letter not required. See final 1003 and BWRS ages-Both Retired with other income..	05/17/2021			1	A		CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215535018	[redacted]	[redacted]	22073817	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank [redacted]): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].	Missing Tax returns for [redacted] for both borrowers.	Reviewer Comment (2021-05-27): Cleared

Buyer Comment (2021-05-25): Please Clear. Subject entity is not a C - Corp. Please see BWRS Personal and Business Returns with schedules uploaded. Entity Taxed as an LLC/Partnership with Members - Not Shareholders.

Reviewer Comment (2021-05-24): [redacted] is not tax day for C-Corps, the memo would not apply.

Buyer Comment (2021-05-21): Please See [redacted] Memo directive from [redacted] uploaded for reference to clear exception.

Reviewer Comment (2021-05-14): Application date is [redacted]. Due date for business returns is [redacted]. Business returns are required for borrower's businesses. Personal returns not yet required. Condition remains open.

Buyer Comment (2021-05-13): Per the UW - [redacted] used [redacted] tax returns to qualify the borrower so [redacted] tax transcripts were requested. [redacted] not required.

Reviewer Comment (2021-05-10): Exception is valid - tax returns for the business are due [redacted] and application date was [redacted]. Condition remains open.

Buyer Comment (2021-05-07): P&L for [redacted] provided. [redacted] Tax returns not yet due-filed please clear.

Buyer Comment (2021-05-07): Supporting docs provided.
																	[redacted] Tax Returns not required. [redacted] P&L provided and CPA letter. [redacted] Taxes not yet due/filed.	05/27/2021			1	A		CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215535018	[redacted]	[redacted]	22073818	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	0% Tolerance exceeded by [redacted] for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted]. The file did not contain a valid COC for the reduction in the credit and there was no evidence of a tolerance cure.	Reviewer Comment (2021-06-25): [redacted] received VCC dated [redacted] that shows the loan amount change. The amount of the credit remains [redacted] before and after the loan amount decrease on[redacted] CD.

Buyer Comment (2021-06-22): Uploaded COC [redacted] CD [redacted]

Reviewer Comment (2021-06-16): [redacted] received [redacted] changed circumstance for rate lock. However, the lender credit was reduced on the next disclosure which was the Initial CD dated [redacted]. Provide a copy of valid changed circumstance for [redacted] decrease in lender credit or cure is required.

Buyer Comment (2021-06-15): See uploaded COC for LE on [redacted] and the next COC is for CD [redacted]. Disclosure was withing the [redacted] day requirement.

Reviewer Comment (2021-06-15): The [redacted] VCC was not disclosed until [redacted], which is outside of the [redacted] day requirement. Cure is required.

Buyer Comment (2021-06-11): Uploaded COC [redacted]reflecting Lock, Lan Amt change and Appraisal Value Change

Reviewer Comment (2021-06-10): [redacted] received lender rebuttal that a loan amount decreased on [redacted] CD, however file is missing a changed circumstance to document this change. Unable to determine reasons and who requested loan amount change and what date. Provide additional information for changed circumstance or cure is required.

Buyer Comment (2021-06-09): Good afternoon,
Compliance Response: No cure or COC - VCOC required.
Auditor is using the term "binding lender credit", which is generally referred to as a "Lump Sum Credit". Lender credits at [redacted] are based on rate only as pricing.
Disclosure History:
[redacted] Loan Amount - [redacted] - not locked and no lender credit.
[redacted] Loan Amount - [redacted] - rate-based origination credit percentage is [redacted] or [redacted] and loan is locked.
[redacted] Loan Amount change - [redacted] - rate-based origination credit percentage is [redacted] based on the lowered loan amount.
After this disclosure, the loan amount stayed at [redacted] throughout the process of disclosing and the Origination Credit was kept at [redacted] with no change. We do not owe a cure on a decreased loan amount causing a percentage-based lender credit to fall.

Reviewer Comment (2021-06-08): [redacted] received lender rebuttal. The Lender credit reduced with loan amount on the [redacted] Initial CD for which we do not have a changed circumstance with all details on when, why and when lender became aware. Only COC received was for [redacted] LE when rate locked. (The final Lender Credit of [redacted] is the lender credit of [redacted] less the cure amount (which is separate from the lump sum general lender credit) of [redacted], to clarify the amount) Please provide changed circumstance for the [redacted] Initial CD for valid reason(s) for lender credit decrease or cure is required.

Buyer Comment (2021-06-07): Please review the PCCD and cures provided. The Final Lender Credit was [redacted] not [redacted] as noted. Initial Loan Amount was [redacted] vs Final CD Loan IAO amount at [redacted]. COC already provided for Loan amount, rate change and cures. Please review and clear.

Reviewer Comment (2021-05-26): [redacted] received [redacted] Corrected CD, LOE to borrower, copy of cure check for [redacted] and proof of mailing. However this cure portion is only for the [redacted] tolerance violation. The prior cure refund to borrower at closing of [redacted] cured the 2nd appraisal fee and Credit report [redacted] tolerance violations. The lender credit violation remains. Lender credit was reduced on the initial CD issued [redacted]. Provide a Valid Change of Circumstance for this exception or a cure including a Letter of Explanation to borrower, Proof of Delivery, Copy of Refund Check, and Corrected CD is needed to satisfy this exception.

Buyer Comment (2021-05-25): Refund sent via US Mail to BWRS. See uploaded Check,. LOE and PCCD.

Reviewer Comment (2021-05-14): If a portion is used to cure it is deducted from the binding general credit disclosed. Please provide VCC if available or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2021-05-12): Please review and clarify. CD and COC uploaded [redacted] reflects Lender Credit IAO [redacted] .

Reviewer Comment (2021-05-10): [redacted] received [redacted] COC however the credit decreased on the [redacted] CD and again on the [redacted] CD. Please provide VCCs if available or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

																	Buyer Comment (2021-05-07): Uploaded CD and COC please clear.	06/25/2021			1	A		CA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215535018	[redacted]	[redacted]	22073819	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by [redacted]. No valid COC provided, No Valid Changed Circumstance provided, nor was there evidence of a cure in fil	Reviewer Comment (2021-05-26): [redacted] received copy of Refund check, proof of mailing, Letter of Explanation & Corrected Closing Disclosure

Buyer Comment (2021-05-25): Refund sent via US Mail to BWRS. See uploaded Check,. LOE and PCCD.

Reviewer Comment (2021-05-14): The [redacted] cure is not enough to cover all tolerance violations. Please provide VCC if available or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2021-05-12): Please review and clarify. CD and COC uploaded [redacted] reflects Lender Credit IAO [redacted] .

Reviewer Comment (2021-05-10): [redacted] received [redacted] COC however the fee increased on the [redacted] CD. Please provide VCC if available or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

																	Buyer Comment (2021-05-07): Uploaded CD and COC please clear.		05/26/2021		2	B		CA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215535018	[redacted]	[redacted]		22073820			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	0% tolerance exceeded by [redacted] due to Second Appraisal Fee increase. No Valid Changed Circumstance provided, there was evidence of a cure for [redacted] in file.				Reviewer Comment (2021-05-14): A cure was provided at closing. Buyer Comment (2021-05-12): Please review and clarify. CD and COC uploaded [redacted] reflects Lender Credit IAO [redacted] . Reviewer Comment (2021-05-10): [redacted] received [redacted] COC however the fee increased on the [redacted] CD. Please provide VCC if available or please provide a corrected CD, LOE, refund check, and proof of mailing to cure. Buyer Comment (2021-05-07): Uploaded CD and COC please clear.v		05/14/2021		2	B		CA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215535018	[redacted]	[redacted]		22073822			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	0% tolerance exceeded by [redacted] due to Credit Report Fee increase. No Valid Changed Circumstance provided, there was evidence of a cure for [redacted] in file.				Reviewer Comment (2021-05-14): A cure was provided at closing. Buyer Comment (2021-05-12): Please review and clarify. CD and COC uploaded [redacted] reflects Lender Credit IAO [redacted] . Reviewer Comment (2021-05-10): [redacted] received [redacted] COC however the fee increased on the [redacted] CD. Please provide VCC if available or please provide a corrected CD, LOE, refund check, and proof of mailing to cure. Buyer Comment (2021-05-07): Uploaded CD and COC please clear.		05/14/2021		2	B		CA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215535018	[redacted]	[redacted]	22073824	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Appraisal Value came in as [redacted] which was less than the approval appraised amount of [redacted].	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has worked in the same position for more than 3 years. Borrower has been employed in the same industry for more than 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Compensating factors used to waive exception.	Owner Owner Owner Owner,Originator	Reviewer Comment (2021-06-07): Lender granted exception approval in file.

Buyer Comment (2021-06-04): Uploaded Exception Approval for LTV, please clear.

Buyer Comment (2021-06-03): See uploaded Exception Approval.

Reviewer Comment (2021-06-02): nothing provided to cure this exception

Buyer Comment (2021-06-01): This exception has been updated in [redacted] with Value as [redacted].

Reviewer Comment (2021-05-13): The file contains two appraisals - one with a value of [redacted]and one with a value of [redacted]. As noted previously, guidelines require the lower of the two values be used for ltv/cltv determination --- guidelines do not contain any provisions for the Lender to set their own value. Condition remains open.

Buyer Comment (2021-05-12): Please review and clarify. Uploaded supporting docs [redacted] to clear exception.

Reviewer Comment (2021-05-10): [redacted] guidelines section 12.13.2 state that if two appraisals are required and obtained, the lower of the two values must be used. Condition remains open.

																	Buyer Comment (2021-05-07): Uploaded CTC Final Approval and Final 1008. Reflects [redacted] using value as [redacted]. 2nd Appraisal in file [redacted] supports value.			06/07/2021	2	B		CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215535018	[redacted]	[redacted]	22073826	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Appraisal Value came in as [redacted] which was less than the approval appraised amount of [redacted].	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has worked in the same position for more than 3 years. Borrower has been employed in the same industry for more than 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Compensating factors used to waive exception.	Owner Owner Owner Owner,Originator	Reviewer Comment (2021-06-07): Lender granted exception approval in file.

Buyer Comment (2021-06-04): Uploaded Exception Approval for LTV. Appraisal Value previously updated in system to reflect [redacted]. Please clear.

Buyer Comment (2021-06-03): See uploaded Exception Approval.

Reviewer Comment (2021-06-02): nothing provided to cure this exception

Buyer Comment (2021-06-01): Appraisal Value has been updated in [redacted] to reflect [redacted].

Reviewer Comment (2021-05-13): File contains two appraisals - one at [redacted] and one at [redacted]. Guidelines require that the lower of the two values be used for ltv/cltv calculation - there is no provision in the guides for the Lender setting a value different than what the appraisals reflect. Condition remains open.

Buyer Comment (2021-05-12): Uploaded supporting docs [redacted], Please review and clear.

Reviewer Comment (2021-05-10): [redacted] guidelines section 12.13.2 state that if two appraisals are required and obtained, the lower of the two values must be used. Condition remains open.

																	Buyer Comment (2021-05-07): Uploaded CTC Final Approval and Final 1008. Reflects [redacted] using value as [redacted]. 2nd Appraisal in file [redacted] supports value.			06/07/2021	2	B		CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215535019	[redacted]	[redacted]	22073821	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Provide VCC or cure for the fee increase of [redacted]. Provide PC CD and evidence it was sent to the borrower.	Reviewer Comment (2021-06-29): [redacted] received valid COC, LE and CD for increased in loan discount

Buyer Comment (2021-06-22): Please be advised there were no changes to the Loan Discount Points or Loan Amount on [redacted] or [redacted]. No COC's required. Thank you for reviewing this.

Reviewer Comment (2021-06-10): [redacted] received [redacted] LE and [redacted] changed circumstance. Did not receive and no changed circumstance in file for the [redacted] and [redacted] increase in fee. Provide changed circumstance or cure would be required.

																	Buyer Comment (2021-06-10): Uploaded, please find the LE and corresponding COC, dated [redacted], reflecting a Rate Lock and an increase of Discount Points to [redacted], with a loan amount of [redacted], and, Disclosure Tracking. In addition, please see an uploaded CD and corresponding COC, dated [redacted], reflecting a loan increase to [redacted] and an increase in Discount Points to [redacted]. Thank you.	06/29/2021			1	A		ME	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215535019	[redacted]	[redacted]		22073823			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Provide VCC or cure for the fee increase of [redacted]. Provide PC CD and evidence it was sent to the borrower.				Reviewer Comment (2021-06-10): [redacted] received [redacted] LE and changed circumstance. Buyer Comment (2021-06-09): Please see the uploaded LE and COC reflecting the increase in the appraisal fee due to elevating the inspection and delivery to a rush status. Also, please see the Disclosure Tracking for proof of delivery. Thank you.	06/10/2021			1	A		ME	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215535019	[redacted]	[redacted]	22073825	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Provide VCC or cure for the fee increase of [redacted]. Provide PC CD and evidence it was sent to the borrower.	Reviewer Comment (2021-06-10): [redacted] received lender attestation that fee was title company chosen and borrower shoppable

Reviewer Comment (2021-06-10): [redacted] received [redacted] LE and [redacted] changed circumstance. Did not receive and no changed circumstance in file for the [redacted] and [redacted] increase in fee. Provide changed circumstance or cure would be required.

																	Buyer Comment (2021-06-10): Please note the Deed Preparation Fee is a Section C Fee, which the borrower has shopped for. Spout has no control over the Title Company the borrower has chosen, nor any of the fees related to title services. There is no tolerance restriction for this Section C fee. Thank you for reviewing this.	06/10/2021			1	A		ME	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215535019	[redacted]	[redacted]		22073827			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	NoProvide VCC or cure for the fee increase of [redacted]. Provide PC CD and evidence it was sent to the borrower.				Reviewer Comment (2021-06-10): Sufficient cure at closing to borrower. Buyer Comment (2021-06-10): Uploaded, please see the Final CD reflecting a Lender Credit ([redacted]) for the difference between the under-disclosed Transfer Tax of [redacted] and the previously disclosed Tax of [redacted]. Thank for reviewing this.	06/10/2021			1	A		ME	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215535019	[redacted]	[redacted]		22073828			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the title evidence in file.	Title policy amount differs from loan amount.				Reviewer Comment (2021-06-21): Cleared Buyer Comment (2021-06-17): Please see uploaded Final Title Policy for [redacted]0	06/21/2021			1	A		ME	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215535019	[redacted]	[redacted]		22073830			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Loan underwriting transmittal (1008) not provided				Reviewer Comment (2021-06-10): Provided. Buyer Comment (2021-06-08): Uploaded, please find the 1008. Thank you.	06/10/2021			1	A		ME	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215535019	[redacted]	[redacted]		22073831			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Dates from provided documentation				Buyer Comment (2021-06-08): Waived. Buyer Comment (2021-06-08): [redacted] has elected to waive this exception.			06/08/2021	2	B		ME	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215535019	[redacted]	[redacted]	22073832	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide evidence on how borrower intends to continue earning and have business in a new state, far from current income source.	Reviewer Comment (2021-06-11): Provided.

																	Buyer Comment (2021-06-09): The Final 1003 reflects the length of time at the borrower's current address as [redacted] months. The borrower lived at the prior address in the same town as the subject property for [redacted] years. The borrower's business had already been established in the same market to which he is returning. Uploaded, please see the LOX from both borrowers explaining the primary borrower's temporary move to [redacted]. In addition, please see the uploaded CPA Letter reflecting the borrower's established business in [redacted], and, the current business license filing back in the same city of the subject property. Thank you for reviewing this.	06/11/2021			1	A		ME	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215535019	[redacted]	[redacted]		22073833			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide [redacted] Approval.				Reviewer Comment (2021-06-11): Provided. Buyer Comment (2021-06-10): Please find uploaded Approval matching loan amount. Thank you. Reviewer Comment (2021-06-10): The loan amount doesn't match the final loan amount. Buyer Comment (2021-06-08): Uploaded, please find Approval document. Thank you.	06/11/2021			1	A		ME	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215535019	[redacted]	[redacted]		22073834			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing hazard insurance for property [redacted].				Reviewer Comment (2021-06-21): Cleared Buyer Comment (2021-06-18): Uploaded, please find the corrected 1003 reflecting no ownership of REO [redacted]. Also, please see uploaded Property Profile for [redacted] reflecting our borrower is not the owner. Thank you.	06/21/2021			1	A		ME	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215535019	[redacted]	[redacted]		22073836			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-29): Sufficient Cure Provided At Closing		06/29/2021		1	A		ME	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215535022	[redacted]	[redacted]	22073911	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided	Missing VISA to determine class type to ensure eligibility.	Reviewer Comment (2021-06-24): cleared

Buyer Comment (2021-06-21): Please Clear or Escalate to Management-A VISA is not required for this loan. Passport has been provided; Front Cover and interior. It is Type P which is an ordinary travel Pasporte from [redacted]. Please Review Types of Passports noted on Passport website for definitions, color and types.
GL's section 4.7 b. - A foreigner; Foreigners are subject to reduced loan to value limits and other special qualification requirements, and a pricing overlay. A copy of each non-citizens' unexpired passport must be included in the Mortgage File for identification and regulatory purposes and to ensure the non-person is not holding an "A" class (diplomatic visa) or "G" class (international organization visa). Non-citizens holding an "A" class (diplomatic visa) or "G" class (international organization visa) are ineligible for financing. BWR does not have a Type/Class A or G Pasporte.

Reviewer Comment (2021-06-21): Please provide the VISA document as required by guidelines.

Buyer Comment (2021-06-16): Please Clear: P-type passports are also known as ordinary/regular passports or personal passports. ... P-Type passport is the most common type of passport issued An ordinary passport cannot be used for governmental or business purposes.

Reviewer Comment (2021-06-15): The type P on the passport means it is a personal travel passport and is not the same classification as a visa.

Buyer Comment (2021-06-11): Please see uploaded copy of front of passport, I also attached the passport, on the first line it states the type of passport, it says type P.

Reviewer Comment (2021-06-07): Unable to determine eligibility class type from passport.

																	Buyer Comment (2021-06-03): Uploaded Non-US ID Verification	06/24/2021			1	A		FL	Investment	Purchase		C	A	C	A			A	A			No
215535023	[redacted]	[redacted]		22073913			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided						Reviewer Comment (2021-06-03): cleared Buyer Comment (2021-06-02): Please review the attached document	06/03/2021			1	A		PA	Investment	Purchase		C	A	C	A			A	A			No
215535024	[redacted]	[redacted]	22073914	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Missing a complete [redacted] address history for Borrower and Co-borrower. Completed section to be acknowledged by both Borrowers.	Reviewer Comment (2021-06-23): Initialed change provided. complete 1003 provided.

Buyer Comment (2021-06-21): Uploaded correct initialed 1003 page 1

Reviewer Comment (2021-06-18): Only page [redacted] provided, could not determine if final, no signature page.

Buyer Comment (2021-06-16): Uploaded 1003 with completed address history

Reviewer Comment (2021-06-01): All signed 1003s state [redacted] months in current residence with no prior residences listed. New 1003 not signed.

																	Buyer Comment (2021-05-27): Uploaded Revised 1003 [redacted] yrs address. No cash out refi-borrowers have lived there [redacted] ys.	06/23/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535024	[redacted]	[redacted]		22073915			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Account [redacted] [redacted] month statement ([redacted] through [redacted]) is less than [redacted] months ([redacted] days) required.				Reviewer Comment (2021-06-02): New 1003 provided. Account removed. Condition clear. Buyer Comment (2021-06-01): Revised 1003 uploaded with Chase account removed.	06/02/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535024	[redacted]	[redacted]		22073916			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Missing verification of Borrower's ownership percentage in business to support use of [redacted] business statements used to determine Borrower's [redacted] monthly business income amount used to qualify.				Reviewer Comment (2021-06-04): Cleared Buyer Comment (2021-06-02): Uploaded proof of business, Sec of State - active. Reviewer Comment (2021-06-02): Letter does not indicate the % of ownership. Condition remains. Buyer Comment (2021-05-27): VVOE Self Employed - No employees uploaded.	06/04/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535024	[redacted]	[redacted]		22073917			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing verification of Borrower's ownership percentage in business to support use of account [redacted] business assets for closing and or reserves.				Reviewer Comment (2021-06-02): New 1003 provided. Account removed. Condition clear. Buyer Comment (2021-05-27): VVOE Self Employed - No employees uploaded.	06/02/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535024	[redacted]	[redacted]		22073918			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Bank account [redacted] [redacted] month statement ([redacted] through [redacted]) is less than [redacted] months ([redacted] days) required.				Reviewer Comment (2021-06-02): New 1003 provided. Account removed. Condition clear. Buyer Comment (2021-06-01): Revised 1003 uploaded with [redacted] account [redacted] removed	06/02/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215535024	[redacted]	[redacted]		22073920			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Missing Change of Circumstance for reduction in the Lender credit				Reviewer Comment (2021-05-28): [redacted] received VCC, exception is cleared. Buyer Comment (2021-05-27): Uploaded [redacted] COC	05/28/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215535025	[redacted]	[redacted]		22073922			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing third party verification for [redacted] dated within [redacted] days of [redacted] verifying Borrower's ownership percentage under approved dA10 - Bank Statement program				Reviewer Comment (2021-06-07): Cleared Buyer Comment (2021-06-04): Borrower is self employed, Business license indicates he's been in business as sole proprietor since [redacted]. Business license states Sole Proprietorship - this indicates no other owners. Buyer Comment (2021-06-04): dated within [redacted] days? Can you advise where this number of days came from? Usually it's [redacted] or [redacted] days. I am researching as well.	06/07/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215535025	[redacted]	[redacted]	22073923	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	[redacted] [redacted], [redacted] and [redacted] [redacted] day statement is less than [redacted] day statement required	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender comp factors	Owner Owner Owner,Originator	Reviewer Comment (2021-06-24): Lender granted an exception

Buyer Comment (2021-06-22): see attached approved exception.

Reviewer Comment (2021-06-16): as discussed this will not meet the two months worth of statement requirements. Please provide the second statement.

Buyer Comment (2021-06-14): ON the statement that runs from [redacted] it clearly defines the transaction history for the entire year and the beginning balance starting [redacted] was [redacted], it shows there were no funds deposited during the entire year which does cover the [redacted] [redacted] months of the year. It shows the resulting balance beginning on [redacted] and the final balance on [redacted].

That balance of [redacted] combined with the balance of the [redacted] of [redacted] = Total assets at closing of [redacted]

Cash to close was [redacted]

[redacted] - [redacted] = [redacted] assets available for reserves after the funds to close.

The reserve requirement of [redacted] months PITIA = [redacted]

Reserves of [redacted] are more than sufficient to meet the reserve requirement AND the Statement attached and screenshotted below does have a [redacted] month history printed on the statement and is sufficient.

Thanks for your help. I also attached a 1008 and 1003 showing these figures for reference and not using any of the retirement accounts for reserves since the statement does not show a [redacted] month history of those 2 accounts, only the [redacted] is being used along with the [redacted].

Reviewer Comment (2021-06-14): This will not meet the requirement of [redacted] months of statements as the start and end dates clearly state [redacted] month. pleaes provide a second statement with the clearly defined start and end dates for a second month.

Buyer Comment (2021-06-10): This statement meets the requirements for documenting the account over [redacted] months because it is a retirement statement and clearly indicates the full year history since [redacted] [redacted] within the body of the statement. See the statement page [redacted] of [redacted] for Account [redacted] showing under the Column THIS YEAR that documents the balance beginning of year, and all additions and withdrawals and changes in value for the account for the full year which covers [redacted] and [redacted]. The [redacted] months requirement is met with this document. That account combined with the [redacted] account document more than sufficient assets for closing and reserves. Please advise if you would like an updated 1003 with the other 2 retirement accounts balances removed since they are not needed to meet the reserve requirements.

Reviewer Comment (2021-06-07): Accounts were used in asset calculations. [redacted] months most recent statements not provided. Condition remains open

																	Buyer Comment (2021-06-04): borrower assets were documented in the [redacted] statements / business bank account, the same account used to calculate income. [redacted] months bank statements with [redacted] and [redacted] designated as the assets statements.			06/24/2021	2	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215535025	[redacted]	[redacted]		22073924			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Missing valid Change of Circumstance. Final Closing Disclosure does not disclose a Lender cure credit.				Reviewer Comment (2021-06-07): [redacted] received copy of Refund check, proof of mailing, Letter of Explanation & Corrected Closing Disclosure Buyer Comment (2021-06-04): see cure issued to borrower		06/07/2021		2	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes